UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01766

Name of Registrant:	Vanguard Wellesley Income Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—September 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Wellesley® Income Fund Investor Shares - VWINX

Wellesley® Income Fund Admiral™ Shares - VWIAX

Vanguard Wellesley® Income Fund

Investor Shares (VWINX)

Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Wellesley Income Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.22%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  In the Fund’s fixed income portion, security selection within investment-grade credit helped relative performance, particularly in insurance, technology, consumer noncyclicals, and energy. Overweight positioning in asset-backed securities and mortgage-backed securities detracted.

  In the equity portion, the value added by security selection in a handful of sectors, including industrials and energy, was more than offset by subpar selection in real estate and health care. An overweight allocation to materials and an underweight to financials also detracted.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2015, Through September 30, 2025

Initial Investment of $10,000

	Investor Shares	Wellesley Income Composite Index	Bloomberg U.S. Aggregate Bond Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000	$10,000
2015	$10,258	$10,256	$9,943	$10,627
2016	$10,645	$10,651	$10,244	$10,724
2016	$11,041	$11,012	$10,471	$11,005
2016	$11,158	$11,125	$10,519	$11,493
2016	$11,087	$11,122	$10,206	$11,968
2017	$11,331	$11,323	$10,290	$12,661
2017	$11,589	$11,534	$10,438	$13,042
2017	$11,852	$11,801	$10,527	$13,638
2017	$12,218	$12,129	$10,568	$14,501
2018	$11,918	$11,850	$10,413	$14,413
2018	$11,956	$11,859	$10,397	$14,971
2018	$12,240	$12,136	$10,399	$16,035
2018	$11,904	$11,791	$10,569	$13,733
2019	$12,708	$12,543	$10,880	$15,661
2019	$13,168	$12,990	$11,215	$16,301
2019	$13,530	$13,341	$11,470	$16,487
2019	$13,855	$13,686	$11,490	$17,976
2020	$12,827	$12,518	$11,852	$14,208
2020	$13,910	$13,551	$12,195	$17,347
2020	$14,232	$13,813	$12,271	$18,921
2020	$15,026	$14,647	$12,353	$21,714
2021	$15,184	$14,757	$11,936	$23,114
2021	$15,787	$15,278	$12,155	$25,030
2021	$15,828	$15,238	$12,161	$25,000
2021	$16,304	$15,752	$12,162	$27,285
2022	$15,718	$15,069	$11,441	$25,812
2022	$14,668	$14,032	$10,904	$21,466
2022	$13,899	$13,282	$10,385	$20,486
2022	$14,828	$14,240	$10,580	$21,956
2023	$15,022	$14,458	$10,893	$23,547
2023	$15,135	$14,486	$10,801	$25,523
2023	$14,704	$14,100	$10,452	$24,683
2023	$15,865	$15,252	$11,165	$27,678
2024	$16,167	$15,672	$11,078	$30,458
2024	$16,177	$15,597	$11,085	$31,445
2024	$17,245	$16,649	$11,661	$33,382
2024	$16,804	$16,318	$11,304	$34,286
2025	$17,286	$16,679	$11,619	$32,616
2025	$17,743	$17,108	$11,759	$36,233
2025	$18,298	$17,751	$11,998	$39,210

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	6.11%	5.16%	6.23%
Wellesley Income Composite Index	6.62%	5.14%	5.91%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$49,024
Number of Portfolio Holdings	1,561
Portfolio Turnover Rate	63%
Total Investment Advisory Fees (in thousands)	$24,970

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	1.6%
Common Stocks	37.5%
Corporate Bonds	43.9%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	3.1%
U.S. Government and Agency Obligations	11.9%
Other Assets and Liabilities—NetFootnote Reference	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR27

Vanguard Wellesley® Income Fund

Admiral™ Shares (VWIAX)

Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Wellesley Income Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.15%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  In the Fund’s fixed income portion, security selection within investment-grade credit helped relative performance, particularly in insurance, technology, consumer noncyclicals, and energy. Overweight positioning in asset-backed securities and mortgage-backed securities detracted.

  In the equity portion, the value added by security selection in a handful of sectors, including industrials and energy, was more than offset by subpar selection in real estate and health care. An overweight allocation to materials and an underweight to financials also detracted.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2015, Through September 30, 2025

Initial Investment of $50,000

	Admiral Shares	Wellesley Income Composite Index	Bloomberg U.S. Aggregate Bond Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000	$50,000
2015	$51,289	$51,279	$49,715	$53,135
2016	$53,238	$53,253	$51,222	$53,621
2016	$55,211	$55,061	$52,356	$55,023
2016	$55,818	$55,625	$52,596	$57,463
2016	$55,473	$55,608	$51,031	$59,841
2017	$56,699	$56,615	$51,448	$63,307
2017	$57,993	$57,669	$52,192	$65,211
2017	$59,316	$59,007	$52,634	$68,189
2017	$61,162	$60,646	$52,839	$72,504
2018	$59,671	$59,248	$52,067	$72,066
2018	$59,871	$59,297	$51,984	$74,857
2018	$61,320	$60,682	$51,994	$80,177
2018	$59,641	$58,954	$52,845	$68,664
2019	$63,675	$62,717	$54,400	$78,305
2019	$65,995	$64,950	$56,075	$81,506
2019	$67,831	$66,703	$57,348	$82,433
2019	$69,464	$68,432	$57,451	$89,881
2020	$64,318	$62,592	$59,260	$71,041
2020	$69,765	$67,756	$60,976	$86,734
2020	$71,385	$69,067	$61,353	$94,604
2020	$75,397	$73,235	$61,764	$108,568
2021	$76,181	$73,784	$59,681	$115,569
2021	$79,231	$76,390	$60,773	$125,148
2021	$79,444	$76,191	$60,804	$124,999
2021	$81,861	$78,762	$60,811	$136,424
2022	$78,926	$75,343	$57,203	$129,058
2022	$73,672	$70,161	$54,518	$107,329
2022	$69,820	$66,412	$51,927	$102,431
2022	$74,489	$71,201	$52,900	$109,782
2023	$75,492	$72,289	$54,466	$117,734
2023	$76,081	$72,431	$54,007	$127,615
2023	$73,916	$70,500	$52,262	$123,417
2023	$79,776	$76,260	$55,824	$138,390
2024	$81,306	$78,361	$55,391	$152,292
2024	$81,356	$77,983	$55,427	$157,225
2024	$86,757	$83,242	$58,307	$166,910
2024	$84,538	$81,588	$56,522	$171,430
2025	$86,974	$83,394	$58,094	$163,082
2025	$89,293	$85,540	$58,795	$181,165
2025	$92,113	$88,757	$59,989	$196,051

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	6.17%	5.23%	6.30%
Wellesley Income Composite Index	6.62%	5.14%	5.91%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$49,024
Number of Portfolio Holdings	1,561
Portfolio Turnover Rate	63%
Total Investment Advisory Fees (in thousands)	$24,970

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	1.6%
Common Stocks	37.5%
Corporate Bonds	43.9%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	3.1%
U.S. Government and Agency Obligations	11.9%
Other Assets and Liabilities—NetFootnote Reference	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR527

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
(a) Audit Fees.	$26,000	$30,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$26,000	$30,000

(e)            (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,803,970	$3,508,505
Tax Fees.	$1,784,220	$2,017,364
All Other Fees.	$25,000	$268,000
Total.	$5,613,190	$5,793,869

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended September 30, 2025
Vanguard Wellesley® Income Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	36
Tax information	37

Wellesley Income Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (11.9%)
U.S. Government Securities (10.7%)
United States Treasury Note/Bond	4.500%	5/15/2027	131,890	133,611
United States Treasury Note/Bond	3.875%	5/31/2027	199,173	199,865
United States Treasury Note/Bond	3.750%	6/30/2027	117,000	117,215
United States Treasury Note/Bond	4.375%	7/15/2027	181,281	183,561
United States Treasury Note/Bond	2.750%	7/31/2027	13,431	13,221
United States Treasury Note/Bond	3.750%	8/15/2027	191,460	191,849
United States Treasury Note/Bond	3.125%	8/31/2027	29,986	29,707
United States Treasury Note/Bond	3.625%	8/31/2027	70,000	70,000
United States Treasury Note/Bond	4.125%	9/30/2027	11,500	11,610
United States Treasury Note/Bond	4.125%	10/31/2027	20,000	20,202
United States Treasury Note/Bond	3.875%	11/30/2027	160,855	161,703
United States Treasury Note/Bond	3.875%	12/31/2027	23,014	23,140
United States Treasury Note/Bond	4.250%	1/15/2028	68,359	69,291
United States Treasury Note/Bond	4.250%	2/15/2028	86,579	87,807
United States Treasury Note/Bond	4.000%	2/29/2028	16,561	16,706
United States Treasury Note/Bond	3.875%	3/15/2028	70,000	70,440
United States Treasury Note/Bond	3.750%	4/15/2028	53,773	53,937
United States Treasury Note/Bond	3.625%	5/31/2028	12,580	12,581
United States Treasury Note/Bond	4.000%	6/30/2028	6,686	6,751
United States Treasury Note/Bond	3.625%	8/15/2028	65,016	65,019
United States Treasury Note/Bond	4.375%	8/31/2028	90,667	92,515
United States Treasury Note/Bond	3.375%	9/15/2028	18,634	18,507
United States Treasury Note/Bond	4.625%	9/30/2028	99,606	102,400
United States Treasury Note/Bond	3.750%	12/31/2028	189,135	189,741
United States Treasury Note/Bond	4.000%	1/31/2029	161,824	163,582
United States Treasury Note/Bond	1.875%	2/28/2029	2,855	2,693
United States Treasury Note/Bond	4.250%	2/28/2029	105,035	107,029
United States Treasury Note/Bond	4.125%	3/31/2029	151,159	153,462
United States Treasury Note/Bond	4.625%	4/30/2029	134,459	138,745
United States Treasury Note/Bond	4.500%	5/31/2029	71,014	73,005
United States Treasury Note/Bond	4.250%	6/30/2029	102,660	104,705
United States Treasury Note/Bond	4.000%	7/31/2029	82,734	83,646
United States Treasury Note/Bond	3.625%	8/31/2029	37,724	37,633
United States Treasury Note/Bond	3.500%	9/30/2029	121,734	120,888
United States Treasury Note/Bond	4.125%	10/31/2029	119,471	121,375
United States Treasury Note/Bond	4.375%	12/31/2029	64,409	66,080
United States Treasury Note/Bond	4.250%	1/31/2030	1,123	1,146
United States Treasury Note/Bond	4.000%	2/28/2030	72,632	73,478
United States Treasury Note/Bond	4.000%	3/31/2030	36,800	37,223
United States Treasury Note/Bond	3.875%	4/30/2030	17,913	18,027
United States Treasury Note/Bond	4.000%	5/31/2030	68,369	69,175
United States Treasury Note/Bond	3.875%	6/30/2030	61,765	62,147
United States Treasury Note/Bond	3.875%	7/31/2030	11,176	11,243
United States Treasury Note/Bond	3.625%	8/31/2030	74,620	74,238
United States Treasury Note/Bond	3.625%	9/30/2030	201,701	200,661
United States Treasury Note/Bond	4.875%	10/31/2030	4,037	4,244
United States Treasury Note/Bond	4.125%	7/31/2031	80,774	82,004
United States Treasury Note/Bond	4.375%	1/31/2032	14,207	14,601
United States Treasury Note/Bond	4.000%	4/30/2032	29,378	29,554
United States Treasury Note/Bond	4.000%	6/30/2032	26,957	27,100
United States Treasury Note/Bond	3.875%	8/31/2032	30,192	30,109
United States Treasury Note/Bond	4.500%	11/15/2033	58,388	60,372
United States Treasury Note/Bond	4.375%	5/15/2034	12,291	12,576
United States Treasury Note/Bond	4.250%	11/15/2034	65,276	66,024
United States Treasury Note/Bond	4.625%	2/15/2035	22,726	23,620
United States Treasury Note/Bond	4.250%	5/15/2035	44,574	44,994
United States Treasury Note/Bond	4.250%	8/15/2035	393,834	397,050
United States Treasury Note/Bond	2.000%	11/15/2041	152,871	107,266
United States Treasury Note/Bond	3.375%	8/15/2042	51,456	43,820
United States Treasury Note/Bond	4.000%	11/15/2042	96,002	88,731

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.750%	2/15/2045	81,307	81,815
	United States Treasury Note/Bond	5.000%	5/15/2045	111,483	115,790
	United States Treasury Note/Bond	4.875%	8/15/2045	48,582	49,669
	United States Treasury Note/Bond	2.375%	5/15/2051	25,018	16,088
	United States Treasury Note/Bond	3.625%	5/15/2053	706	583
	United States Treasury Note/Bond	4.750%	11/15/2053	4,770	4,777
	United States Treasury Note/Bond	4.250%	2/15/2054	6,078	5,610
	United States Treasury Note/Bond	4.625%	5/15/2054	17,832	17,520
	United States Treasury Note/Bond	4.250%	8/15/2054	53,325	49,236
	United States Treasury Note/Bond	4.500%	11/15/2054	39,095	37,643
	United States Treasury Note/Bond	4.625%	2/15/2055	18,592	18,274
	United States Treasury Note/Bond	4.750%	5/15/2055	63,508	63,706
	United States Treasury Note/Bond	4.750%	8/15/2055	82,241	82,536
					5,236,872
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/2060	19,800	17,677
Conventional Mortgage-Backed Securities (1.0%)
[1,2]	Fannie Mae Pool	4.050%	9/1/2030	30,335	30,215
[1,2,3]	Fannie Mae Pool	4.120%	1/1/2030	22,118	22,035
[1,2]	Fannie Mae Pool	4.190%	8/1/2030	14,545	14,581
[1,2,3]	Fannie Mae Pool	4.200%	1/1/2030	40,630	40,645
[1,2]	Fannie Mae Pool	4.220%	8/1/2030–9/1/2030	27,678	27,783
[1,2]	Fannie Mae Pool	4.240%	9/1/2030	49,341	49,524
[1,2,3]	Fannie Mae Pool	4.270%	1/1/2030	28,085	28,164
[1,2,3]	Fannie Mae Pool	4.295%	1/1/2030	18,885	18,950
[1,2]	Fannie Mae Pool	4.340%	4/1/2030–8/1/2030	101,570	102,547
[1,2]	Fannie Mae Pool	4.360%	7/1/2030	11,925	12,058
[1,2]	Fannie Mae Pool	4.380%	8/1/2030	10,000	10,108
[1,2]	Fannie Mae Pool	4.400%	9/1/2030	19,210	19,436
[1,2]	Fannie Mae Pool	4.420%	8/1/2030	46,937	47,528
[1,2]	Fannie Mae Pool	4.670%	8/1/2030	6,678	6,836
[1]	Ginnie Mae I Pool	6.000%	6/15/2031–7/15/2035	12	12
[1]	Ginnie Mae I Pool	6.500%	4/15/2032–7/15/2038	853	891
[1,2]	UMBS Pool	1.770%	1/1/2036	19,686	15,808
[1,2]	UMBS Pool	2.500%	8/1/2027–4/1/2038	17,350	16,070
[1,2]	UMBS Pool	3.000%	6/1/2043	4,919	4,504
[1,2]	UMBS Pool	6.000%	10/1/2053	884	905
					468,600
Nonconventional Mortgage-Backed Securities (0.2%)
[1,2]	Fannie Mae REMICS	1.250%	2/25/2028	1,830	1,783
[1,2]	Fannie Mae REMICS	1.500%	8/25/2041	1,089	1,053
[1,2]	Fannie Mae REMICS	2.000%	6/25/2043	2,380	2,284
[1,2]	Fannie Mae REMICS	2.500%	8/25/2046–10/25/2046	24,515	20,695
[1,2]	Fannie Mae REMICS	3.000%	2/25/2049	557	543
[1,2]	Fannie Mae REMICS	3.500%	4/25/2031–11/25/2057	40,650	39,391
[1,2]	Fannie Mae REMICS	4.000%	7/25/2053	1,054	1,051
[1,2]	Freddie Mac REMICS	2.000%	9/15/2031	1,215	1,204
[1,2]	Freddie Mac REMICS	3.500%	3/15/2031–12/15/2046	14,125	13,346
[1,2]	Freddie Mac REMICS	4.000%	12/15/2030–2/15/2031	1,647	1,639
					82,989
Total U.S. Government and Agency Obligations (Cost $5,810,714)					5,806,138
Asset-Backed/Commercial Mortgage-Backed Securities (1.6%)
[1,4]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/2046	34,025	33,211
[1]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/2030	42,305	43,748
[1,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/2049	552	546
[1,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/2059	1,258	1,239
[1,4,5]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/2066	18,140	15,432
[1,4,5]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	5.164%	10/15/2036	14,465	14,451
[1,4]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/2039	9,051	8,825
[1,4,5]	CENT Trust Class A Series 2025-CITY	5.091%	7/10/2040	24,970	25,252
[1,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	1.530%	3/15/2061	13,049	10,863
[1,4]	CF Hippolyta Issuer LLC Class A1 Series 2022-1A	5.970%	8/15/2062	3,503	3,386
[1,4]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/2049	12,718	12,673
[1,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/2051	16,542	15,638
[1,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/2051	25,903	23,680
[1,4,5]	Durst Commercial Mortgage Trust Class A Series 2025-151	5.317%	8/10/2042	6,250	6,366

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	23,905	24,264
[1,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	11,903	12,005
[1,2,5]	Fannie Mae Connecticut Avenue Securities Trust Class 2M2 Series 2016-C03, SOFR30A + 6.014%	10.371%	10/25/2028	806	819
[1,4]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/2038	61,065	59,634
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/2036	17,210	13,678
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-516	5.477%	1/25/2029	41,561	43,213
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/2034	7,200	6,479
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/2034	7,552	6,617
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/2058	16,127	15,655
[1]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/2049	56,141	50,334
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.100%	3/16/2029	23,030	23,242
[1,4]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/2036	31,269	32,788
[1,4]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/2026	28,726	27,901
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/2028	29,595	29,997
[1,4]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/2039	3,107	3,044
[1,4]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/2039	5,941	5,777
[1,4]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/2039	2,182	2,156
[1,4]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/2028	1,181	1,178
[1,4,5]	RFR Trust Class A Series 2025-SGRM	5.562%	3/11/2041	31,279	31,983
[1,4]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/2047	9,562	8,388
[1,4]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/2044	6,391	6,351
[1,4]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/2051	20,210	19,517
[1,4]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/2051	36,077	33,344
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/2029	19,610	19,744
[1,4]	Toyota Lease Owner Trust Class A3 Series 2025-B	3.960%	11/20/2028	13,015	13,026
[1]	Volkswagen Auto Lease Trust Class A3 Series 2025-B	4.010%	1/22/2029	16,730	16,753
[1,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/2038	20,664	20,818
[1,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/2038	40,996	41,572
[1,4]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/2039	16,725	16,896
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $817,354)					802,483
Corporate Bonds (43.9%)
Communications (2.2%)
	Alphabet Inc.	5.250%	5/15/2055	2,725	2,732
	Alphabet Inc.	5.300%	5/15/2065	2,480	2,465
	America Movil SAB de CV	3.625%	4/22/2029	25,600	25,021
	America Movil SAB de CV	6.125%	3/30/2040	10,010	10,692
	AT&T Inc.	2.750%	6/1/2031	71,900	65,894
	AT&T Inc.	4.550%	11/1/2032	33,865	33,716
	AT&T Inc.	4.500%	5/15/2035	24,405	23,548
	AT&T Inc.	3.500%	6/1/2041	3,825	3,058
	AT&T Inc.	4.300%	12/15/2042	10,645	9,189
	AT&T Inc.	4.350%	6/15/2045	2,720	2,293
	AT&T Inc.	5.550%	11/1/2045	36,205	35,850
	AT&T Inc.	3.650%	9/15/2059	26,635	18,212
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	3,655	3,836
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/2033	5,400	5,117
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.850%	12/1/2035	7,020	7,089
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/2042	40,061	28,856
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/2045	15,685	15,493
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/2047	28,640	24,734
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/2050	15,225	12,038
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/2051	16,925	11,162
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/2052	7,310	4,946
	Comcast Corp.	3.750%	4/1/2040	5,020	4,215
	Comcast Corp.	3.969%	11/1/2047	37,006	28,884
	Comcast Corp.	2.887%	11/1/2051	30,313	18,658
	Comcast Corp.	2.450%	8/15/2052	35,080	19,328
	Comcast Corp.	2.937%	11/1/2056	146,146	86,657
	Comcast Corp.	2.987%	11/1/2063	44,254	25,272
[4]	Cox Communications Inc.	4.800%	2/1/2035	58,525	55,378
	Meta Platforms Inc.	4.950%	5/15/2033	29,016	30,018
	Meta Platforms Inc.	5.600%	5/15/2053	29,815	30,198
	Meta Platforms Inc.	5.400%	8/15/2054	22,405	22,148
	Meta Platforms Inc.	5.750%	5/15/2063	15,300	15,701
	Meta Platforms Inc.	5.550%	8/15/2064	2,200	2,184
[4]	NBN Co. Ltd.	1.625%	1/8/2027	25,935	25,145
[4]	NBN Co. Ltd.	2.625%	5/5/2031	38,645	35,300
[4]	NBN Co. Ltd.	2.500%	1/8/2032	68,983	61,266

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	NTT Finance Corp.	4.620%	7/16/2028	15,320	15,470
[4]	NTT Finance Corp.	4.876%	7/16/2030	18,300	18,595
[4]	NTT Finance Corp.	2.065%	4/3/2031	9,240	8,116
[4]	NTT Finance Corp.	5.171%	7/16/2032	17,525	17,950
[4]	NTT Finance Corp.	5.502%	7/16/2035	13,180	13,629
	Omnicom Group Inc.	5.300%	11/1/2034	6,990	7,173
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/2031	45,300	41,627
	Orange SA	9.000%	3/1/2031	47,066	57,175
	Time Warner Cable LLC	5.875%	11/15/2040	15,044	14,385
	T-Mobile USA Inc.	2.050%	2/15/2028	42,480	40,490
	T-Mobile USA Inc.	3.875%	4/15/2030	19,225	18,846
	T-Mobile USA Inc.	2.550%	2/15/2031	15,310	13,902
	T-Mobile USA Inc.	2.250%	11/15/2031	5,105	4,489
	T-Mobile USA Inc.	3.000%	2/15/2041	4,964	3,726
	T-Mobile USA Inc.	4.500%	4/15/2050	2,200	1,851
	T-Mobile USA Inc.	3.600%	11/15/2060	3,200	2,171
	Walt Disney Co.	3.500%	5/13/2040	17,538	14,701
					1,100,589
Consumer Discretionary (1.3%)
	Amazon.com Inc.	3.600%	4/13/2032	75,375	72,892
	Amazon.com Inc.	2.875%	5/12/2041	2,100	1,612
	Amazon.com Inc.	4.950%	12/5/2044	15,220	15,057
	Amazon.com Inc.	3.950%	4/13/2052	13,265	10,769
	Amazon.com Inc.	4.250%	8/22/2057	32,895	27,614
	American Honda Finance Corp.	2.000%	3/24/2028	34,925	33,189
	Brown University	2.924%	9/1/2050	4,695	3,162
[4]	ERAC USA Finance LLC	5.000%	2/15/2029	8,020	8,224
[4]	ERAC USA Finance LLC	4.900%	5/1/2033	45,457	46,202
[4]	ERAC USA Finance LLC	5.200%	10/30/2034	7,610	7,849
[4]	ERAC USA Finance LLC	7.000%	10/15/2037	3,775	4,402
[4]	ERAC USA Finance LLC	5.625%	3/15/2042	31,000	31,632
[4]	ERAC USA Finance LLC	5.400%	5/1/2053	26,850	26,697
	Georgetown University	4.315%	4/1/2049	4,539	3,815
	Georgetown University	2.943%	4/1/2050	5,885	3,868
	Home Depot Inc.	4.850%	6/25/2031	18,010	18,571
	Home Depot Inc.	1.875%	9/15/2031	8,465	7,397
	Home Depot Inc.	3.250%	4/15/2032	30,653	28,707
	Home Depot Inc.	3.300%	4/15/2040	29,353	24,050
	Home Depot Inc.	4.875%	2/15/2044	5,600	5,314
	Home Depot Inc.	4.400%	3/15/2045	25,110	22,141
	Home Depot Inc.	4.250%	4/1/2046	18,668	16,035
	Home Depot Inc.	4.500%	12/6/2048	12,020	10,578
	Home Depot Inc.	3.125%	12/15/2049	2,435	1,688
	Home Depot Inc.	3.350%	4/15/2050	2,200	1,588
	Home Depot Inc.	2.375%	3/15/2051	2,435	1,420
	Home Depot Inc.	2.750%	9/15/2051	11,970	7,550
	Home Depot Inc.	3.625%	4/15/2052	30,835	23,087
	Home Depot Inc.	4.950%	9/15/2052	935	872
	Home Depot Inc.	5.300%	6/25/2054	14,161	13,865
[4]	Hyundai Capital America	1.650%	9/17/2026	36,110	35,230
[1]	Johns Hopkins University	4.083%	7/1/2053	6,980	5,686
	Lowe's Cos. Inc.	3.100%	5/3/2027	72,000	70,983
[1]	Northeastern University	2.894%	10/1/2050	8,570	5,853
[1]	Northwestern University	2.640%	12/1/2050	735	466
	Trustees of Princeton University	2.516%	7/1/2050	1,824	1,155
	Trustees of Princeton University	4.201%	3/1/2052	1,968	1,669
	Trustees of the University of Pennsylvania	2.396%	10/1/2050	5,637	3,377
[1]	University of Chicago	2.761%	4/1/2045	9,540	7,518
	University of Southern California	4.976%	10/1/2053	15,670	14,796
	Yale University	2.402%	4/15/2050	1,245	757
					627,337
Consumer Staples (2.1%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	23,160	22,880
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	66,766	62,491
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	1,870	1,775
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	825	852
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	41,888	40,298
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	37,782	38,217
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	2,451	2,555

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	4.625%	3/22/2033	19,715	19,510
	BAT Capital Corp.	4.390%	8/15/2037	1,780	1,630
	BAT Capital Corp.	7.079%	8/2/2043	11,080	12,500
	BAT Capital Corp.	4.540%	8/15/2047	10,765	9,029
	BAT Capital Corp.	6.250%	8/15/2055	2,200	2,302
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	12,458	12,882
[4]	Danone SA	2.947%	11/2/2026	68,785	67,969
	Diageo Capital plc	2.375%	10/24/2029	14,420	13,491
	Diageo Capital plc	2.000%	4/29/2030	11,315	10,283
[4]	Imperial Brands Finance plc	4.500%	6/30/2028	16,720	16,834
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	3.000%	5/15/2032	12,465	11,140
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/2033	9,200	9,601
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/2034	7,545	8,342
[4]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	5.950%	4/20/2035	10,547	11,083
[4]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	5.500%	1/15/2036	20,475	20,838
[4]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.250%	3/1/2056	64,685	66,311
[4]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.375%	4/15/2066	33,825	34,797
	Kenvue Inc.	5.000%	3/22/2030	31,015	31,866
	Kenvue Inc.	4.850%	5/22/2032	22,495	22,812
	Kenvue Inc.	5.100%	3/22/2043	15,210	14,679
	Kenvue Inc.	5.050%	3/22/2053	12,140	11,286
[4]	L'Oreal SA	5.000%	5/20/2035	22,685	23,349
[4]	Mars Inc.	4.800%	3/1/2030	25,345	25,825
[4]	Mars Inc.	5.000%	3/1/2032	5,400	5,523
[4]	Mars Inc.	5.200%	3/1/2035	29,060	29,695
[4]	Mars Inc.	5.650%	5/1/2045	14,505	14,723
[4]	Mars Inc.	5.700%	5/1/2055	21,305	21,597
	Philip Morris International Inc.	5.125%	11/17/2027	34,170	34,907
	Philip Morris International Inc.	5.625%	11/17/2029	21,285	22,411
	Philip Morris International Inc.	5.125%	2/15/2030	107,883	111,494
	Philip Morris International Inc.	5.125%	2/13/2031	11,665	12,067
	Philip Morris International Inc.	4.750%	11/1/2031	18,095	18,404
	Philip Morris International Inc.	5.375%	2/15/2033	86,234	90,081
	Philip Morris International Inc.	5.250%	2/13/2034	16,435	16,966
	Philip Morris International Inc.	4.375%	11/15/2041	6,383	5,706
	Philip Morris International Inc.	4.500%	3/20/2042	17,272	15,563
	Philip Morris International Inc.	4.125%	3/4/2043	13,565	11,596
	Philip Morris International Inc.	4.875%	11/15/2043	15,078	14,045
	Philip Morris International Inc.	4.250%	11/10/2044	8,720	7,504
					1,059,709
Energy (2.9%)
	BP Capital Markets America Inc.	1.749%	8/10/2030	23,705	21,127
	BP Capital Markets America Inc.	2.721%	1/12/2032	54,484	49,442
	BP Capital Markets America Inc.	4.812%	2/13/2033	41,935	42,426
	BP Capital Markets America Inc.	4.893%	9/11/2033	39,620	40,195
	BP Capital Markets America Inc.	5.227%	11/17/2034	33,715	34,842
	BP Capital Markets America Inc.	2.772%	11/10/2050	17,760	11,179
	BP Capital Markets America Inc.	2.939%	6/4/2051	12,550	8,114
	BP Capital Markets America Inc.	3.001%	3/17/2052	44,080	28,696
	BP Capital Markets America Inc.	3.379%	2/8/2061	19,795	13,195
	Cheniere Energy Partners LP	5.950%	6/30/2033	19,940	21,102
[4]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	7,195	7,304
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	4,070	4,196
[4]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	11,685	12,363
[4]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	6,545	6,985
[4]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	39,029	41,533
[4]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/2053	825	886
	ConocoPhillips Co.	3.758%	3/15/2042	11,185	9,194
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	19,580	18,616
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	14,190	12,758
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	7,003	6,129
[4]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	19,701	18,169
[4]	EIG Pearl Holdings Sarl	4.387%	11/30/2046	24,880	20,466
	Enbridge Inc.	4.900%	6/20/2030	8,550	8,742
	Enbridge Inc.	5.550%	6/20/2035	6,840	7,056
	Enbridge Inc.	6.700%	11/15/2053	10,606	11,849
	Energy Transfer LP	5.250%	4/15/2029	6,375	6,559
	Energy Transfer LP	5.200%	4/1/2030	9,459	9,754
	Energy Transfer LP	6.550%	12/1/2033	16,575	18,144

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.550%	5/15/2034	1,100	1,129
	Energy Transfer LP	5.350%	5/15/2045	4,335	3,976
	Energy Transfer LP	6.125%	12/15/2045	4,200	4,236
	Energy Transfer LP	5.300%	4/15/2047	5,600	5,062
	Energy Transfer LP	5.400%	10/1/2047	16,385	15,020
	Energy Transfer LP	5.950%	5/15/2054	14,405	13,973
	Energy Transfer LP	6.200%	4/1/2055	18,022	18,129
[4]	Eni SpA	5.950%	5/15/2054	19,305	19,339
	Enterprise Products Operating LLC	5.200%	1/15/2036	10,760	10,938
	Enterprise Products Operating LLC	4.900%	5/15/2046	5,000	4,591
	Enterprise Products Operating LLC	5.550%	2/16/2055	2,200	2,175
	Equinor ASA	3.125%	4/6/2030	59,622	57,173
	Equinor ASA	5.125%	6/3/2035	59,218	61,036
	Exxon Mobil Corp.	2.610%	10/15/2030	31,045	28,972
	Exxon Mobil Corp.	4.114%	3/1/2046	7,945	6,742
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	36,687	33,343
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	33,743	28,692
[4]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	14,255	14,969
[1,4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	6,563	7,021
[1,4]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/2042	27,045	29,255
[1,4]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	23,730	24,964
	MPLX LP	2.650%	8/15/2030	160	147
	ONEOK Inc.	5.650%	11/1/2028	10,600	10,996
	ONEOK Inc.	4.750%	10/15/2031	16,460	16,461
	ONEOK Inc.	4.950%	10/15/2032	15,390	15,399
	ONEOK Inc.	6.050%	9/1/2033	786	833
[4]	QatarEnergy	3.125%	7/12/2041	23,670	18,207
[4]	Saudi Arabian Oil Co.	5.375%	6/2/2035	28,795	29,741
[4]	Saudi Arabian Oil Co.	6.375%	6/2/2055	23,000	24,477
[4]	Schlumberger Holdings Corp.	3.900%	5/17/2028	20,724	20,638
[4]	Schlumberger Holdings Corp.	5.000%	11/15/2029	12,140	12,518
	Shell Finance US Inc.	4.125%	5/11/2035	40,575	38,959
	Shell Finance US Inc.	4.550%	8/12/2043	2,400	2,174
	Shell Finance US Inc.	4.375%	5/11/2045	92,431	80,793
	Shell Finance US Inc.	3.750%	9/12/2046	1,870	1,487
	Shell International Finance BV	5.500%	3/25/2040	10,795	11,177
	Shell International Finance BV	3.000%	11/26/2051	47,570	31,732
	Suncor Energy Inc.	5.950%	12/1/2034	10,280	10,826
	Targa Resources Corp.	6.150%	3/1/2029	9,835	10,360
	Targa Resources Corp.	5.550%	8/15/2035	33,905	34,586
	Targa Resources Corp.	6.125%	5/15/2055	26,975	27,133
	TotalEnergies Capital SA	5.150%	4/5/2034	16,960	17,595
	TotalEnergies Capital SA	5.488%	4/5/2054	14,600	14,467
	TotalEnergies Capital SA	5.275%	9/10/2054	35,960	34,565
	TotalEnergies Capital SA	5.638%	4/5/2064	18,665	18,667
	TotalEnergies Capital SA	5.425%	9/10/2064	28,545	27,488
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	8,385	8,261
[4]	Whistler Pipeline LLC	5.400%	9/30/2029	6,430	6,619
[4]	Whistler Pipeline LLC	5.700%	9/30/2031	4,820	5,010
					1,413,072
Financials (19.0%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	32,130	33,403
[4]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/2031	32,900	32,902
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/2034	50,695	53,686
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/2032	1,410	1,299
[4]	AIB Group plc	5.871%	3/28/2035	5,785	6,088
	Allstate Corp.	5.250%	3/30/2033	17,610	18,264
	Allstate Corp.	5.550%	5/9/2035	6,152	6,444
	Allstate Corp.	3.850%	8/10/2049	4,153	3,251
	American Express Co.	4.731%	4/25/2029	17,535	17,804
	American Express Co.	6.489%	10/30/2031	9,945	10,897
	American Express Co.	4.918%	7/20/2033	21,600	21,968
	American Express Co.	5.043%	5/1/2034	60,601	62,142
	American Express Co.	5.625%	7/28/2034	825	864
	American Express Co.	5.915%	4/25/2035	1,100	1,171
	American Express Co.	5.284%	7/26/2035	4,500	4,644
	American Express Co.	5.442%	1/30/2036	2,200	2,285
	American Express Co.	5.667%	4/25/2036	20,950	22,191
	American International Group Inc.	4.850%	5/7/2030	7,300	7,471

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	5.125%	3/27/2033	4,590	4,718
	American International Group Inc.	4.750%	4/1/2048	10,840	9,796
	Ameriprise Financial Inc.	5.700%	12/15/2028	7,333	7,681
	Ameriprise Financial Inc.	4.500%	5/13/2032	14,270	14,334
	Ameriprise Financial Inc.	5.150%	5/15/2033	6,695	6,939
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	13,420	13,162
	Arthur J Gallagher & Co.	5.150%	2/15/2035	6,445	6,521
[4]	Athene Global Funding	5.349%	7/9/2027	30,160	30,732
[4]	Athene Global Funding	1.985%	8/19/2028	700	658
[4]	Athene Global Funding	2.717%	1/7/2029	42,315	40,056
[4]	Athene Global Funding	5.583%	1/9/2029	25,540	26,379
[4]	Athene Global Funding	4.721%	10/8/2029	33,794	34,057
[4]	Athene Global Funding	5.380%	1/7/2030	34,978	36,048
	Athene Holding Ltd.	6.625%	5/19/2055	9,800	10,497
[4]	Aviation Capital Group LLC	1.950%	9/20/2026	23,950	23,408
	Banco Santander SA	5.365%	7/15/2028	27,600	28,160
	Banco Santander SA	2.749%	12/3/2030	10,200	9,251
	Bank of America Corp.	3.559%	4/23/2027	41,870	41,698
	Bank of America Corp.	3.593%	7/21/2028	35,495	35,175
	Bank of America Corp.	5.202%	4/25/2029	7,220	7,400
	Bank of America Corp.	4.271%	7/23/2029	72,640	72,861
	Bank of America Corp.	5.819%	9/15/2029	3,655	3,821
	Bank of America Corp.	3.974%	2/7/2030	69,430	68,918
	Bank of America Corp.	3.194%	7/23/2030	33,250	32,032
	Bank of America Corp.	5.162%	1/24/2031	31,115	32,114
	Bank of America Corp.	2.496%	2/13/2031	99,085	91,689
	Bank of America Corp.	2.592%	4/29/2031	2,200	2,039
	Bank of America Corp.	2.687%	4/22/2032	31,625	28,807
	Bank of America Corp.	2.572%	10/20/2032	21,500	19,276
	Bank of America Corp.	5.015%	7/22/2033	3,915	4,002
	Bank of America Corp.	5.511%	1/24/2036	79,033	82,596
	Bank of America Corp.	6.110%	1/29/2037	30,000	32,319
	Bank of America Corp.	3.846%	3/8/2037	50,484	47,187
	Bank of America Corp.	5.875%	2/7/2042	8,770	9,392
	Bank of America Corp.	3.311%	4/22/2042	25,000	19,820
	Bank of America Corp.	5.000%	1/21/2044	24,180	23,594
	Bank of America Corp.	3.946%	1/23/2049	5,290	4,270
	Bank of America Corp.	4.330%	3/15/2050	35,955	30,623
	Bank of America Corp.	2.972%	7/21/2052	29,030	19,310
	Bank of New York Mellon	4.729%	4/20/2029	8,780	8,925
	Bank of New York Mellon Corp.	5.060%	7/22/2032	1,870	1,931
	Bank of New York Mellon Corp.	5.834%	10/25/2033	24,651	26,554
	Bank of New York Mellon Corp.	4.706%	2/1/2034	14,775	14,829
	Bank of New York Mellon Corp.	4.967%	4/26/2034	29,313	29,879
	Bank of Nova Scotia	5.350%	12/7/2026	52,930	53,710
	Bank of Nova Scotia	1.950%	2/2/2027	12,170	11,866
[4]	Banque Federative du Credit Mutuel SA	1.604%	10/4/2026	33,875	33,023
[4]	Banque Federative du Credit Mutuel SA	4.591%	10/16/2028	31,200	31,480
[4]	Banque Federative du Credit Mutuel SA	5.538%	1/22/2030	32,665	34,021
	Barclays plc	5.086%	2/25/2029	22,075	22,470
	Barclays plc	4.476%	11/11/2029	14,145	14,169
	Barclays plc	5.785%	2/25/2036	7,467	7,789
[4]	Beacon Funding Trust	6.266%	8/15/2054	35,870	36,709
[4]	Belrose Funding Trust II	6.792%	5/15/2055	16,355	17,716
	BlackRock Funding Inc.	5.350%	1/8/2055	6,585	6,529
	Blackrock Inc.	2.100%	2/25/2032	20,194	17,701
	Blackrock Inc.	4.750%	5/25/2033	19,327	19,754
[4]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/2032	19,945	17,586
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	4,590	4,629
[4]	BNP Paribas SA	3.500%	11/16/2027	74,220	73,116
[4]	BNP Paribas SA	2.591%	1/20/2028	58,145	56,885
[4]	BNP Paribas SA	5.335%	6/12/2029	20,000	20,540
[4]	BNP Paribas SA	5.786%	1/13/2033	24,920	26,129
[4]	BPCE SA	2.045%	10/19/2027	24,910	24,316
[4]	BPCE SA	3.500%	10/23/2027	64,900	63,851
[4]	BPCE SA	5.281%	5/30/2029	7,710	7,942
[4]	BPCE SA	2.700%	10/1/2029	48,550	45,609
[4]	BPCE SA	5.876%	1/14/2031	18,545	19,375
[4]	BPCE SA	5.389%	5/28/2031	14,870	15,249
[4]	BPCE SA	7.003%	10/19/2034	825	920

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BPCE SA	5.936%	5/30/2035	8,555	8,971
[4]	Brighthouse Financial Global Funding	1.550%	5/24/2026	37,050	36,335
[4]	Brighthouse Financial Global Funding	2.000%	6/28/2028	27,235	25,354
[4]	Brighthouse Financial Global Funding	5.650%	6/10/2029	33,368	34,270
[4]	CaixaBank SA	4.634%	7/3/2029	25,740	25,912
[4]	CaixaBank SA	4.885%	7/3/2031	23,925	24,180
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	29,945	30,541
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	25,435	25,511
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	26,690	27,001
	Capital One Financial Corp.	7.149%	10/29/2027	14,255	14,679
	Capital One Financial Corp.	6.312%	6/8/2029	1,111	1,165
	Capital One Financial Corp.	5.700%	2/1/2030	3,740	3,883
	Capital One Financial Corp.	7.624%	10/30/2031	6,325	7,154
	Capital One Financial Corp.	6.051%	2/1/2035	36,089	38,269
	Capital One Financial Corp.	6.183%	1/30/2036	11,250	11,680
	Charles Schwab Corp.	3.200%	3/2/2027	14,840	14,685
	Charles Schwab Corp.	2.000%	3/20/2028	30,339	28,982
	Citigroup Inc.	1.462%	6/9/2027	90,770	89,041
	Citigroup Inc.	4.125%	7/25/2028	8,695	8,682
	Citigroup Inc.	3.520%	10/27/2028	33,358	32,912
	Citigroup Inc.	5.174%	2/13/2030	4,500	4,618
	Citigroup Inc.	4.952%	5/7/2031	32,033	32,632
	Citigroup Inc.	4.503%	9/11/2031	14,050	14,056
	Citigroup Inc.	5.333%	3/27/2036	18,729	19,155
	Citigroup Inc.	5.174%	9/11/2036	14,595	14,741
	Citigroup Inc.	3.878%	1/24/2039	37,225	32,722
	Citigroup Inc.	5.875%	1/30/2042	7,460	7,904
	Citigroup Inc.	2.904%	11/3/2042	19,070	13,959
	Citigroup Inc.	5.300%	5/6/2044	12,142	11,885
	Citizens Financial Group Inc.	5.841%	1/23/2030	5,170	5,389
[4]	CNO Global Funding	5.875%	6/4/2027	29,098	29,872
[4]	CNO Global Funding	4.875%	12/10/2027	5,710	5,790
[4]	CNO Global Funding	2.650%	1/6/2029	22,195	20,991
[4]	Commonwealth Bank of Australia	5.071%	9/14/2028	35,285	36,458
[4]	Commonwealth Bank of Australia	2.688%	3/11/2031	70,000	63,339
[4]	Cooperatieve Rabobank UA	1.106%	2/24/2027	25,065	24,748
[4]	Cooperatieve Rabobank UA	4.655%	8/22/2028	42,315	42,672
	Corebridge Financial Inc.	3.900%	4/5/2032	24,463	23,344
	Corebridge Financial Inc.	6.050%	9/15/2033	7,560	8,081
	Corebridge Financial Inc.	4.350%	4/5/2042	5,430	4,720
	Corebridge Financial Inc.	4.400%	4/5/2052	6,265	5,179
[4]	Corebridge Global Funding	5.750%	7/2/2026	17,540	17,742
[4]	Corebridge Global Funding	5.900%	9/19/2028	8,200	8,584
[4]	Corebridge Global Funding	5.200%	1/12/2029	21,620	22,240
[4]	Corebridge Global Funding	5.200%	6/24/2029	28,580	29,371
[4]	Corebridge Global Funding	4.850%	6/6/2030	4,300	4,379
[4]	Credit Agricole SA	4.631%	9/11/2028	27,255	27,422
[4]	Credit Agricole SA	6.316%	10/3/2029	7,398	7,797
[4]	Credit Agricole SA	5.862%	1/9/2036	2,200	2,316
[4]	Danske Bank A/S	1.549%	9/10/2027	55,390	53,978
[4]	Danske Bank A/S	5.705%	3/1/2030	4,510	4,693
	Deutsche Bank AG	6.720%	1/18/2029	3,555	3,733
	Deutsche Bank AG	6.819%	11/20/2029	6,535	6,990
[4]	DNB Bank ASA	1.535%	5/25/2027	51,450	50,549
[4]	DNB Bank ASA	1.605%	3/30/2028	45,295	43,620
[4]	Equitable America Global Funding	3.950%	9/15/2027	4,180	4,172
[4]	Equitable America Global Funding	4.700%	9/15/2032	3,760	3,743
[4]	Equitable Financial Life Global Funding	1.300%	7/12/2026	26,910	26,339
[4]	Equitable Financial Life Global Funding	1.700%	11/12/2026	12,195	11,882
[4]	Equitable Financial Life Global Funding	1.400%	8/27/2027	33,510	31,863
[4]	Equitable Financial Life Global Funding	1.800%	3/8/2028	30,265	28,573
[4]	F&G Global Funding	4.650%	9/8/2028	2,755	2,764
[4]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/2028	33,100	34,314
[4]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/2029	48,480	50,184
[4]	Federation des Caisses Desjardins du Quebec	4.565%	8/26/2030	22,955	23,071
	Fifth Third Bancorp	4.055%	4/25/2028	24,480	24,399
[4]	Five Corners Funding Trust III	5.791%	2/15/2033	26,645	28,146
[4]	Five Corners Funding Trust IV	5.997%	2/15/2053	38,671	40,549
[4]	GA Global Funding Trust	4.400%	9/23/2027	28,900	28,977
[4]	GA Global Funding Trust	5.500%	1/8/2029	14,414	14,917

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GA Global Funding Trust	5.200%	12/9/2031	13,185	13,430
[4]	GA Global Funding Trust	5.900%	1/13/2035	13,193	13,703
	Goldman Sachs Group Inc.	1.542%	9/10/2027	43,275	42,204
	Goldman Sachs Group Inc.	2.640%	2/24/2028	45,430	44,480
	Goldman Sachs Group Inc.	3.691%	6/5/2028	18,625	18,490
	Goldman Sachs Group Inc.	3.814%	4/23/2029	20,550	20,370
	Goldman Sachs Group Inc.	4.223%	5/1/2029	50,790	50,846
	Goldman Sachs Group Inc.	3.800%	3/15/2030	17,620	17,335
	Goldman Sachs Group Inc.	5.218%	4/23/2031	58,000	59,976
	Goldman Sachs Group Inc.	2.615%	4/22/2032	88,650	80,359
	Goldman Sachs Group Inc.	2.383%	7/21/2032	93,002	82,956
	Goldman Sachs Group Inc.	2.650%	10/21/2032	24,510	22,043
	Goldman Sachs Group Inc.	3.102%	2/24/2033	15,000	13,759
	Goldman Sachs Group Inc.	3.210%	4/22/2042	10,000	7,724
	Goldman Sachs Group Inc.	4.800%	7/8/2044	19,895	18,463
	HSBC Holdings plc	5.887%	8/14/2027	43,923	44,509
	HSBC Holdings plc	4.041%	3/13/2028	10,520	10,489
	HSBC Holdings plc	5.597%	5/17/2028	72,900	74,419
	HSBC Holdings plc	2.013%	9/22/2028	10,000	9,581
	HSBC Holdings plc	7.390%	11/3/2028	36,110	38,360
	HSBC Holdings plc	4.899%	3/3/2029	24,235	24,577
	HSBC Holdings plc	4.583%	6/19/2029	12,215	12,298
	HSBC Holdings plc	5.240%	5/13/2031	28,200	29,006
	HSBC Holdings plc	2.357%	8/18/2031	59,585	53,923
	HSBC Holdings plc	5.741%	9/10/2036	18,205	18,540
	HSBC Holdings plc	6.100%	1/14/2042	18,700	20,355
	Huntington National Bank	4.552%	5/17/2028	17,175	17,280
	ING Groep NV	3.950%	3/29/2027	31,310	31,196
	ING Groep NV	1.726%	4/1/2027	33,125	32,697
	Intercontinental Exchange Inc.	4.350%	6/15/2029	17,315	17,463
	Intercontinental Exchange Inc.	1.850%	9/15/2032	16,125	13,636
	Intercontinental Exchange Inc.	2.650%	9/15/2040	405	300
	Intercontinental Exchange Inc.	3.000%	6/15/2050	62,403	41,768
	Intercontinental Exchange Inc.	4.950%	6/15/2052	39,053	36,255
	Intercontinental Exchange Inc.	3.000%	9/15/2060	27,695	17,182
[4]	Jackson National Life Global Funding	5.550%	7/2/2027	16,565	16,928
[4]	Jackson National Life Global Funding	4.700%	6/5/2028	21,415	21,653
	JPMorgan Chase & Co.	4.250%	10/1/2027	9,275	9,336
	JPMorgan Chase & Co.	4.851%	7/25/2028	4,500	4,559
	JPMorgan Chase & Co.	2.069%	6/1/2029	14,530	13,780
	JPMorgan Chase & Co.	4.452%	12/5/2029	55,000	55,420
	JPMorgan Chase & Co.	5.012%	1/23/2030	4,500	4,609
	JPMorgan Chase & Co.	3.702%	5/6/2030	18,940	18,614
	JPMorgan Chase & Co.	4.603%	10/22/2030	36,975	37,391
	JPMorgan Chase & Co.	5.140%	1/24/2031	13,305	13,740
	JPMorgan Chase & Co.	5.103%	4/22/2031	36,186	37,400
	JPMorgan Chase & Co.	1.953%	2/4/2032	17,965	15,881
	JPMorgan Chase & Co.	2.580%	4/22/2032	22,175	20,155
	JPMorgan Chase & Co.	4.912%	7/25/2033	15,000	15,298
	JPMorgan Chase & Co.	5.294%	7/22/2035	51,400	53,108
	JPMorgan Chase & Co.	5.572%	4/22/2036	46,925	49,502
	JPMorgan Chase & Co.	5.576%	7/23/2036	24,680	25,605
	JPMorgan Chase & Co.	3.109%	4/22/2041	38,075	29,951
	JPMorgan Chase & Co.	5.600%	7/15/2041	70,000	73,143
	JPMorgan Chase & Co.	5.400%	1/6/2042	16,235	16,599
	JPMorgan Chase & Co.	3.157%	4/22/2042	19,440	15,138
	JPMorgan Chase & Co.	5.625%	8/16/2043	13,500	13,905
	JPMorgan Chase & Co.	4.950%	6/1/2045	12,000	11,307
	JPMorgan Chase & Co.	3.964%	11/15/2048	170,360	139,223
	JPMorgan Chase & Co.	3.109%	4/22/2051	38,610	26,646
[4]	KBC Group NV	5.796%	1/19/2029	4,168	4,304
[4]	KBC Group NV	6.324%	9/21/2034	24,030	26,288
[4]	Liberty Mutual Group Inc.	4.569%	2/1/2029	7,604	7,652
[4]	Liberty Mutual Group Inc.	5.500%	6/15/2052	28,825	27,589
[4]	Lincoln Financial Global Funding	4.625%	5/28/2028	6,915	6,990
[4]	Lincoln Financial Global Funding	4.625%	8/18/2030	4,070	4,095
	Lloyds Banking Group plc	5.087%	11/26/2028	19,690	20,037
	Lloyds Banking Group plc	4.818%	6/13/2029	4,300	4,359
	Lloyds Banking Group plc	5.721%	6/5/2030	5,400	5,644
	Lloyds Banking Group plc	5.679%	1/5/2035	10,000	10,486

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Lseg US Fin Corp.	5.297%	3/28/2034	7,265	7,524
[4]	LSEGA Financing plc	2.000%	4/6/2028	63,125	59,888
[4]	LSEGA Financing plc	2.500%	4/6/2031	8,747	7,916
	M&T Bank Corp.	7.413%	10/30/2029	15,111	16,412
[4]	Macquarie Group Ltd.	1.935%	4/14/2028	42,250	40,755
[4]	Macquarie Group Ltd.	2.871%	1/14/2033	28,815	25,976
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	59,086	59,864
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	10,280	6,598
[4]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/2061	19,410	12,114
[4]	Met Tower Global Funding	5.250%	4/12/2029	9,525	9,849
	MetLife Inc.	4.125%	8/13/2042	5,300	4,560
	MetLife Inc.	4.875%	11/13/2043	17,500	16,478
[4]	Metropolitan Life Global Funding I	3.450%	12/18/2026	29,970	29,781
[4]	Metropolitan Life Global Funding I	3.000%	9/19/2027	43,250	42,407
[4]	Metropolitan Life Global Funding I	4.300%	8/25/2029	23,695	23,802
[4]	Metropolitan Life Global Funding I	2.400%	1/11/2032	61,345	54,228
[4]	Metropolitan Life Global Funding I	5.150%	3/28/2033	16,670	17,265
[4]	Metropolitan Life Insurance Co.	7.800%	11/1/2025	25,000	25,070
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	24,105	24,469
	Morgan Stanley	3.125%	7/27/2026	36,950	36,676
	Morgan Stanley	4.350%	9/8/2026	15,000	15,027
	Morgan Stanley	3.625%	1/20/2027	31,000	30,893
	Morgan Stanley	3.772%	1/24/2029	56,830	56,341
	Morgan Stanley	5.230%	1/15/2031	22,260	22,976
	Morgan Stanley	2.699%	1/22/2031	72,345	67,595
	Morgan Stanley	7.250%	4/1/2032	51,100	59,127
	Morgan Stanley	2.239%	7/21/2032	9,815	8,666
	Morgan Stanley	2.511%	10/20/2032	90,340	80,540
	Morgan Stanley	2.943%	1/21/2033	5,754	5,235
	Morgan Stanley	5.466%	1/18/2035	9,260	9,643
	Morgan Stanley	5.587%	1/18/2036	12,705	13,303
	Morgan Stanley	2.484%	9/16/2036	45,480	39,526
	Morgan Stanley	5.297%	4/20/2037	14,345	14,559
	Morgan Stanley	5.948%	1/19/2038	50,276	52,672
	Morgan Stanley	4.300%	1/27/2045	24,705	21,670
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	45,680	45,941
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	24,695	25,069
[4]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	14,450	14,780
	National Australia Bank Ltd.	3.905%	6/9/2027	60,000	59,994
[4]	National Australia Bank Ltd.	5.134%	11/28/2028	47,132	48,831
[4]	National Australia Bank Ltd.	2.332%	8/21/2030	83,980	75,595
[4]	National Securities Clearing Corp.	5.100%	11/21/2027	54,105	55,311
[4]	Nationwide Building Society	4.649%	7/14/2029	17,340	17,470
[4]	Nationwide Building Society	5.537%	7/14/2036	12,190	12,527
[4]	Nationwide Financial Services Inc.	3.900%	11/30/2049	47,630	36,586
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	66,415	52,688
	NatWest Group plc	1.642%	6/14/2027	30,570	29,995
[4]	NBK SPC Ltd.	1.625%	9/15/2027	67,250	65,385
[4]	New York Life Global Funding	5.000%	1/9/2034	35,520	36,267
[4]	New York Life Insurance Co.	5.875%	5/15/2033	44,785	47,451
[4]	New York Life Insurance Co.	3.750%	5/15/2050	17,810	13,461
[4]	New York Life Insurance Co.	4.450%	5/15/2069	14,535	11,543
[4]	NLG Global Funding	4.350%	9/15/2030	16,500	16,344
[4]	Nordea Bank Abp	1.500%	9/30/2026	65,000	63,381
[4]	Northwestern Mutual Global Funding	5.160%	5/28/2031	23,720	24,585
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	28,508	22,134
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	9,060	6,286
[4]	Nuveen LLC	5.550%	1/15/2030	3,630	3,791
[4]	Nuveen LLC	5.850%	4/15/2034	8,225	8,669
[4]	Omnis Funding Trust	6.722%	5/15/2055	22,105	23,842
[4]	Pacific LifeCorp.	5.400%	9/15/2052	29,000	28,382
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	44,935	46,308
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/2028	40,085	41,220
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	36,460	38,071
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/2029	5,220	5,370
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	7/1/2029	3,655	3,759
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	6,485	6,689
	PNC Bank NA	3.100%	10/25/2027	42,485	41,776
	PNC Bank NA	3.250%	1/22/2028	30,960	30,469
[4]	Pricoa Global Funding I	5.100%	5/30/2028	33,652	34,491

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pricoa Global Funding I	4.700%	5/28/2030	5,650	5,742
[4]	Pricoa Global Funding I	4.650%	8/27/2031	16,396	16,568
[4]	Pricoa Global Funding I	5.350%	5/28/2035	5,230	5,421
[4]	Principal Life Global Funding II	2.500%	9/16/2029	40,665	37,993
	Progressive Corp.	4.950%	6/15/2033	53,892	55,431
[4]	Protective Life Global Funding	4.714%	7/6/2027	30,000	30,292
[4]	Protective Life Global Funding	4.803%	6/5/2030	8,795	8,957
[4]	Protective Life Global Funding	5.432%	1/14/2032	16,415	17,079
	Prudential Financial Inc.	3.000%	3/10/2040	8,200	6,390
	Reinsurance Group of America Inc.	5.750%	9/15/2034	1,870	1,953
[4]	RGA Global Funding	4.350%	8/25/2028	20,380	20,400
[4]	RGA Global Funding	2.700%	1/18/2029	32,500	30,815
[4]	RGA Global Funding	5.448%	5/24/2029	16,445	17,067
[4]	RGA Global Funding	5.250%	1/9/2030	25,205	26,077
[4]	RGA Global Funding	5.500%	1/11/2031	14,750	15,396
[4]	RGA Global Funding	5.050%	12/6/2031	32,570	33,199
[4]	RGA Global Funding	5.000%	8/25/2032	13,175	13,258
	Royal Bank of Canada	5.000%	2/1/2033	37,098	38,297
	S&P Global Inc.	2.700%	3/1/2029	6,613	6,319
[4]	Sammons Financial Group Global Funding	5.050%	1/10/2028	7,445	7,572
[4]	Sammons Financial Group Global Funding	5.100%	12/10/2029	13,630	14,026
[4]	Sammons Financial Group Global Funding	4.950%	6/12/2030	15,905	16,141
[4]	Standard Chartered plc	6.301%	1/9/2029	27,400	28,508
[4]	Standard Chartered plc	5.545%	1/21/2029	36,640	37,541
[4]	Standard Chartered plc	5.005%	10/15/2030	9,415	9,578
	State Street Corp.	4.834%	4/24/2030	17,690	18,171
	State Street Corp.	4.821%	1/26/2034	14,895	15,078
	State Street Corp.	5.146%	2/28/2036	17,785	18,164
[4]	Svenska Handelsbanken AB	1.418%	6/11/2027	65,775	64,530
[4]	Swedbank AB	4.998%	11/20/2029	36,525	37,679
[4]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	42,865	35,592
	Travelers Cos. Inc.	5.050%	7/24/2035	4,320	4,397
	UBS AG	7.500%	2/15/2028	22,042	23,725
	UBS AG	5.650%	9/11/2028	44,090	46,081
[4]	UBS Group AG	3.869%	1/12/2029	11,050	10,956
[4]	UBS Group AG	5.428%	2/8/2030	3,225	3,330
[4]	UBS Group AG	5.617%	9/13/2030	30,555	31,908
[4]	UBS Group AG	3.091%	5/14/2032	42,560	39,393
[4]	UBS Group AG	6.537%	8/12/2033	15,510	17,105
[4]	UBS Group AG	6.301%	9/22/2034	20,020	21,830
[4]	UBS Group AG	5.580%	5/9/2036	36,575	38,056
[4]	UBS Group AG	3.179%	2/11/2043	29,380	22,354
[4]	UniCredit SpA	1.982%	6/3/2027	37,130	36,540
[4]	UniCredit SpA	3.127%	6/3/2032	33,730	31,059
	Wachovia Corp.	6.605%	10/1/2025	15,000	15,000
	Wells Fargo & Co.	3.196%	6/17/2027	30,000	29,792
	Wells Fargo & Co.	3.526%	3/24/2028	70,000	69,379
	Wells Fargo & Co.	6.303%	10/23/2029	33,470	35,457
	Wells Fargo & Co.	2.879%	10/30/2030	24,845	23,513
	Wells Fargo & Co.	5.244%	1/24/2031	17,375	17,975
	Wells Fargo & Co.	2.572%	2/11/2031	95,175	88,450
	Wells Fargo & Co.	3.350%	3/2/2033	52,893	49,227
	Wells Fargo & Co.	4.897%	7/25/2033	106,412	108,095
	Wells Fargo & Co.	5.211%	12/3/2035	35,400	36,172
	Wells Fargo & Co.	5.606%	1/15/2044	34,961	35,013
	Wells Fargo & Co.	4.650%	11/4/2044	20,735	18,325
	Wells Fargo & Co.	4.900%	11/17/2045	16,060	14,632
	Wells Fargo & Co.	4.400%	6/14/2046	36,200	30,590
	Wells Fargo & Co.	4.750%	12/7/2046	38,790	34,434
	Wells Fargo & Co.	4.611%	4/25/2053	58,110	51,044
					9,325,324
Health Care (3.7%)
	AbbVie Inc.	4.950%	3/15/2031	19,235	19,878
	AbbVie Inc.	5.200%	3/15/2035	14,425	14,942
	AbbVie Inc.	5.350%	3/15/2044	15,873	15,911
	AbbVie Inc.	4.850%	6/15/2044	4,300	4,054
	AbbVie Inc.	4.700%	5/14/2045	1,300	1,193
	AbbVie Inc.	4.875%	11/14/2048	22,994	21,340
	AbbVie Inc.	5.400%	3/15/2054	19,057	18,964

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AdventHealth Obligated Group	2.795%	11/15/2051	21,620	13,703
	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	17,670	16,204
	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	19,220	12,908
[4]	Alcon Finance Corp.	2.750%	9/23/2026	5,645	5,571
[4]	Alcon Finance Corp.	2.600%	5/27/2030	8,540	7,903
[4]	Alcon Finance Corp.	5.375%	12/6/2032	10,270	10,708
[4]	Alcon Finance Corp.	3.800%	9/23/2049	8,670	6,680
[4]	Alcon Finance Corp.	5.750%	12/6/2052	4,280	4,400
	Ascension Health	2.532%	11/15/2029	48,025	45,129
[1]	Ascension Health	4.847%	11/15/2053	1,950	1,776
	AstraZeneca plc	4.000%	1/17/2029	23,315	23,331
	Banner Health	2.907%	1/1/2042	12,150	9,059
[4]	Bayer US Finance II LLC	5.500%	7/30/2035	15,000	15,198
	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	7,560	4,945
	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	19,830	19,872
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	17,675	17,169
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	49,805	40,235
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	4,270	4,315
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	15,145	12,551
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	10,415	6,258
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	4,300	4,286
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	2,200	1,612
	Children's Hospital Corp.	2.585%	2/1/2050	5,670	3,504
	CommonSpirit Health	3.347%	10/1/2029	44,950	43,330
	CommonSpirit Health	2.782%	10/1/2030	22,715	21,015
	CommonSpirit Health	5.205%	12/1/2031	35,195	36,389
[1]	CommonSpirit Health	4.350%	11/1/2042	21,485	18,555
	CommonSpirit Health	3.910%	10/1/2050	2,570	1,935
	Cottage Health Obligated Group	3.304%	11/1/2049	10,000	7,102
[4]	CSL Finance plc	4.250%	4/27/2032	43,415	42,785
[4]	CSL Finance plc	4.750%	4/27/2052	4,415	3,902
	CVS Health Corp.	5.400%	6/1/2029	3,225	3,333
	CVS Health Corp.	1.750%	8/21/2030	4,915	4,314
	CVS Health Corp.	4.875%	7/20/2035	15,315	14,918
	CVS Health Corp.	6.050%	6/1/2054	15,378	15,548
[1,4]	CVS Pass Through Trust	5.926%	1/10/2034	8,814	8,938
	Elevance Health Inc.	2.550%	3/15/2031	31,185	28,322
	Elevance Health Inc.	5.500%	10/15/2032	10,105	10,612
	Eli Lilly & Co.	4.875%	2/27/2053	8,855	8,260
	Eli Lilly & Co.	5.050%	8/14/2054	11,450	10,917
	Eli Lilly & Co.	4.950%	2/27/2063	7,695	7,085
	Eli Lilly & Co.	5.200%	8/14/2064	3,875	3,724
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	23,738	24,132
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	17,942	18,594
	Gilead Sciences Inc.	4.500%	2/1/2045	32,902	29,430
	HCA Inc.	6.000%	4/1/2054	3,285	3,292
	Humana Inc.	5.875%	3/1/2033	13,875	14,594
	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	12,815	8,231
	Inova Health System Foundation	4.068%	5/15/2052	14,145	11,403
	Kaiser Foundation Hospitals	3.150%	5/1/2027	10,994	10,865
	Kaiser Foundation Hospitals	2.810%	6/1/2041	39,420	29,123
	Kaiser Foundation Hospitals	4.150%	5/1/2047	13,000	10,898
	Kaiser Foundation Hospitals	3.002%	6/1/2051	38,650	25,634
	Mass General Brigham Inc.	3.192%	7/1/2049	32,645	22,904
	Mass General Brigham Inc.	3.342%	7/1/2060	31,285	20,996
	Mayo Clinic	4.128%	11/15/2052	6,465	5,199
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	11,505	11,122
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	20,260	13,480
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	3,415	2,791
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	5,940	4,851
	Merck & Co. Inc.	4.550%	9/15/2032	48,025	48,440
	Merck & Co. Inc.	4.950%	9/15/2035	64,425	65,177
	Merck & Co. Inc.	4.150%	5/18/2043	28,405	24,690
	Merck & Co. Inc.	4.900%	5/17/2044	10,000	9,486
	Merck & Co. Inc.	5.700%	9/15/2055	45,915	47,401
	Novartis Capital Corp.	4.400%	5/6/2044	21,485	19,417
	OhioHealth Corp.	2.297%	11/15/2031	12,575	11,250
	Pfizer Inc.	3.450%	3/15/2029	8,025	7,896
	Pfizer Inc.	1.700%	5/28/2030	9,100	8,168
	Pfizer Inc.	4.100%	9/15/2038	52,715	47,924

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	2.550%	5/28/2040	230	169
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	18,770	18,964
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	16,700	16,188
	Piedmont Healthcare Inc.	2.044%	1/1/2032	8,750	7,509
	Piedmont Healthcare Inc.	2.719%	1/1/2042	8,750	6,234
	Piedmont Healthcare Inc.	2.864%	1/1/2052	11,625	7,417
	Providence St. Joseph Health Obligated Group	2.746%	10/1/2026	10,125	9,962
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	25,655	24,006
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	25,375	26,137
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	14,415	14,831
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	12,030	9,249
	Royalty Pharma plc	5.400%	9/2/2034	7,680	7,842
	Royalty Pharma plc	3.550%	9/2/2050	48,265	33,924
	Royalty Pharma plc	5.900%	9/2/2054	9,065	9,034
	SSM Health Care Corp.	3.823%	6/1/2027	41,615	41,416
	Sutter Health	2.294%	8/15/2030	10,490	9,589
	Sutter Health	5.213%	8/15/2032	10,135	10,509
	Sutter Health	5.537%	8/15/2035	28,180	29,624
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	4,050	3,090
[6]	Toledo Hospital	5.750%	11/15/2038	8,690	8,767
	UnitedHealth Group Inc.	3.850%	6/15/2028	10,000	9,961
	UnitedHealth Group Inc.	2.000%	5/15/2030	11,275	10,216
	UnitedHealth Group Inc.	2.300%	5/15/2031	2,100	1,882
	UnitedHealth Group Inc.	6.625%	11/15/2037	20,000	22,668
	UnitedHealth Group Inc.	3.500%	8/15/2039	7,300	6,084
	UnitedHealth Group Inc.	2.750%	5/15/2040	12,760	9,506
	UnitedHealth Group Inc.	5.950%	2/15/2041	8,690	9,208
	UnitedHealth Group Inc.	3.050%	5/15/2041	13,234	10,065
	UnitedHealth Group Inc.	4.625%	11/15/2041	36,010	33,260
	UnitedHealth Group Inc.	4.250%	3/15/2043	16,000	13,903
	UnitedHealth Group Inc.	4.750%	7/15/2045	13,751	12,515
	UnitedHealth Group Inc.	4.200%	1/15/2047	5,314	4,408
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,870	3,736
	UnitedHealth Group Inc.	4.250%	6/15/2048	13,891	11,492
	UnitedHealth Group Inc.	4.450%	12/15/2048	4,890	4,154
	UnitedHealth Group Inc.	3.700%	8/15/2049	22,071	16,511
	UnitedHealth Group Inc.	2.900%	5/15/2050	51,194	33,001
	UnitedHealth Group Inc.	3.250%	5/15/2051	19,810	13,501
	UnitedHealth Group Inc.	4.750%	5/15/2052	8,745	7,696
	UnitedHealth Group Inc.	5.375%	4/15/2054	2,200	2,109
	UnitedHealth Group Inc.	5.625%	7/15/2054	22,686	22,563
	Wyeth LLC	6.500%	2/1/2034	1,870	2,114
	Wyeth LLC	5.950%	4/1/2037	15,000	16,248
					1,803,233
Industrials (1.5%)
[4]	Ashtead Capital Inc.	2.450%	8/12/2031	17,920	15,903
[4]	Ashtead Capital Inc.	5.500%	8/11/2032	9,088	9,403
[4]	Ashtead Capital Inc.	5.550%	5/30/2033	4,475	4,615
[4]	Ashtead Capital Inc.	5.950%	10/15/2033	8,250	8,724
[4]	Ashtead Capital Inc.	5.800%	4/15/2034	16,510	17,306
	Automatic Data Processing Inc.	4.750%	5/8/2032	42,225	43,236
[4]	BAE Systems plc	3.400%	4/15/2030	9,390	9,052
[4]	BAE Systems plc	5.250%	3/26/2031	5,380	5,583
	Boeing Co.	6.528%	5/1/2034	21,076	23,325
	Boeing Co.	5.705%	5/1/2040	5,910	6,032
	Boeing Co.	5.805%	5/1/2050	2,633	2,631
	Boeing Co.	5.930%	5/1/2060	60,463	60,539
	Boeing Co.	7.008%	5/1/2064	8,595	9,953
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	1,870	1,980
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	3,748	3,687
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	4,900	4,409
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	21,220	18,086
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	26,898	22,536
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	3,225	2,647
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	16,975	11,469
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	13,410	8,585
	Canadian National Railway Co.	2.450%	5/1/2050	25,925	15,567
	Canadian Pacific Railway Co.	2.450%	12/2/2031	3,200	2,850
	Canadian Pacific Railway Co.	4.950%	8/15/2045	13,845	12,978

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	5.200%	5/15/2035	21,430	22,178
[4]	Daimler Truck Finance North America LLC	5.000%	1/15/2027	6,155	6,217
[4]	Daimler Truck Finance North America LLC	3.650%	4/7/2027	29,140	28,911
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	4,675	4,756
[4]	Daimler Truck Finance North America LLC	4.650%	10/12/2030	11,740	11,758
[4]	Daimler Truck Finance North America LLC	5.375%	1/18/2034	10,505	10,721
[4]	Element Fleet Management Corp.	5.643%	3/13/2027	12,870	13,111
	Honeywell International Inc.	4.250%	1/15/2029	27,486	27,624
	Honeywell International Inc.	4.875%	9/1/2029	4,514	4,643
	Honeywell International Inc.	5.000%	2/15/2033	35,920	36,923
	Honeywell International Inc.	5.375%	3/1/2041	3,976	4,104
	J Paul Getty Trust	4.905%	4/1/2035	15,460	15,845
	John Deere Capital Corp.	4.400%	9/8/2031	3,200	3,223
	John Deere Capital Corp.	5.150%	9/8/2033	24,437	25,566
	Lockheed Martin Corp.	1.850%	6/15/2030	2,545	2,297
	Lockheed Martin Corp.	4.500%	5/15/2036	6,715	6,565
	Lockheed Martin Corp.	3.800%	3/1/2045	7,501	6,129
	Lockheed Martin Corp.	4.700%	5/15/2046	9,576	8,789
	Lockheed Martin Corp.	5.200%	2/15/2055	1,675	1,610
	Northrop Grumman Corp.	4.650%	7/15/2030	6,105	6,211
	Northrop Grumman Corp.	5.250%	7/15/2035	7,390	7,644
	Regal Rexnord Corp.	6.050%	2/15/2026	6,080	6,107
	Republic Services Inc.	4.875%	4/1/2029	3,640	3,731
	Republic Services Inc.	2.375%	3/15/2033	4,590	4,003
	Republic Services Inc.	5.200%	11/15/2034	12,830	13,288
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/2028	18,840	17,883
[4]	Siemens Financieringsmaatschappij NV	2.150%	3/11/2031	17,705	15,958
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/2045	33,200	29,578
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	1,080	1,124
	UL Solutions Inc.	6.500%	10/20/2028	12,130	12,756
	Union Pacific Corp.	2.800%	2/14/2032	2,135	1,955
	Union Pacific Corp.	3.375%	2/14/2042	14,380	11,384
	Union Pacific Corp.	3.250%	2/5/2050	3,049	2,148
	Union Pacific Corp.	5.600%	12/1/2054	2,200	2,236
	Union Pacific Corp.	3.550%	5/20/2061	10,000	6,900
	Union Pacific Corp.	3.750%	2/5/2070	19,165	13,361
[1]	United Airlines Pass Through Trust Class B Series 2018-1	4.600%	9/1/2027	2,721	2,707
	Waste Connections Inc.	5.250%	9/1/2035	7,055	7,271
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	6,495	6,638
					734,949
Materials (0.5%)
[4]	Anglo American Capital plc	2.625%	9/10/2030	9,275	8,507
	CRH SMW Finance DAC	5.125%	1/9/2030	21,335	21,964
	Glencore Canada Corp.	6.200%	6/15/2035	3,537	3,766
[4]	Glencore Finance Canada Ltd.	6.000%	11/15/2041	2,466	2,551
[4]	Glencore Funding LLC	4.875%	3/12/2029	5,855	5,948
[4]	Glencore Funding LLC	5.371%	4/4/2029	31,893	32,859
[4]	Glencore Funding LLC	5.186%	4/1/2030	10,705	11,025
[4]	Glencore Funding LLC	6.375%	10/6/2030	24,196	26,145
[4]	Glencore Funding LLC	2.625%	9/23/2031	8,510	7,638
[4]	Glencore Funding LLC	5.700%	5/8/2033	4,685	4,948
[4]	Glencore Funding LLC	6.500%	10/6/2033	23,895	26,338
[4]	Glencore Funding LLC	5.634%	4/4/2034	21,920	22,798
[4]	Glencore Funding LLC	5.673%	4/1/2035	16,275	16,909
[4]	Glencore Funding LLC	3.875%	4/27/2051	2,150	1,617
[4]	Glencore Funding LLC	3.375%	9/23/2051	7,360	5,038
[4]	Glencore Funding LLC	5.893%	4/4/2054	21,160	21,348
[4]	Glencore Funding LLC	6.141%	4/1/2055	26,195	27,372
	Rio Tinto Finance USA plc	5.250%	3/14/2035	2,200	2,268
	Rio Tinto Finance USA plc	5.750%	3/14/2055	9,810	10,098
	Rio Tinto Finance USA plc	5.875%	3/14/2065	3,505	3,652
					262,789
Real Estate (1.6%)
	American Tower Corp.	3.800%	8/15/2029	22,126	21,698
	American Tower Corp.	5.000%	1/31/2030	2,520	2,580
[4]	American Tower Trust #1	5.490%	3/15/2053	67,325	68,543
	Cousins Properties LP	5.250%	7/15/2030	5,965	6,109
	Crown Castle Inc.	4.800%	9/1/2028	8,349	8,464
	Crown Castle Inc.	4.300%	2/15/2029	6,386	6,354

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	5.600%	6/1/2029	4,450	4,621
	Crown Castle Inc.	4.900%	9/1/2029	10,596	10,751
	Crown Castle Inc.	3.300%	7/1/2030	22,413	21,218
	Crown Castle Inc.	2.250%	1/15/2031	1,455	1,295
	Crown Castle Inc.	2.100%	4/1/2031	2,473	2,164
	Crown Castle Inc.	5.100%	5/1/2033	9,981	10,096
	Crown Castle Inc.	5.800%	3/1/2034	13,689	14,397
	Crown Castle Inc.	5.200%	9/1/2034	14,195	14,334
	CubeSmart LP	2.250%	12/15/2028	11,790	11,103
	DOC DR LLC	2.625%	11/1/2031	1,870	1,667
	Extra Space Storage LP	5.500%	7/1/2030	15,250	15,907
	Extra Space Storage LP	5.900%	1/15/2031	15,990	16,984
	Extra Space Storage LP	4.950%	1/15/2033	6,185	6,225
	GLP Capital LP / GLP Financing II Inc.	5.250%	2/15/2033	9,070	9,097
	GLP Capital LP / GLP Financing II Inc.	5.750%	11/1/2037	13,150	13,065
	Healthpeak OP LLC	2.125%	12/1/2028	29,850	27,937
	Healthpeak OP LLC	3.000%	1/15/2030	25,600	24,188
	Healthpeak OP LLC	4.750%	1/15/2033	22,450	22,302
	Kite Realty Group LP	5.200%	8/15/2032	2,580	2,629
	NNN REIT Inc.	5.500%	6/15/2034	17,654	18,302
	Prologis LP	4.750%	1/15/2031	19,430	19,836
	Prologis LP	5.250%	5/15/2035	31,475	32,395
[4]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/2035	15,362	15,717
	Public Storage Operating Co.	5.100%	8/1/2033	5,980	6,212
	Realty Income Corp.	2.200%	6/15/2028	25,855	24,645
	Realty Income Corp.	4.700%	12/15/2028	26,960	27,442
	Realty Income Corp.	3.250%	1/15/2031	19,405	18,374
	Realty Income Corp.	2.850%	12/15/2032	24,565	21,924
	Realty Income Corp.	4.900%	7/15/2033	26,200	26,557
	Realty Income Corp.	5.125%	2/15/2034	15,836	16,230
	Realty Income Corp.	5.125%	4/15/2035	5,400	5,488
[4]	SBA Tower Trust	1.840%	4/15/2027	53,140	50,756
[4]	SBA Tower Trust	1.884%	7/15/2050	9,320	9,249
[4]	SBA Tower Trust	1.631%	5/15/2051	40,475	39,293
[4]	SBA Tower Trust	2.593%	10/15/2056	50,750	44,864
[4]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/2030	23,670	23,682
	Simon Property Group LP	4.750%	9/26/2034	3,200	3,179
	VICI Properties LP	4.950%	2/15/2030	3,655	3,696
	VICI Properties LP	5.125%	11/15/2031	3,200	3,242
	Welltower OP LLC	5.125%	7/1/2035	26,200	26,660
					781,471
Technology (2.4%)
	Apple Inc.	3.850%	5/4/2043	27,275	23,256
	Apple Inc.	3.450%	2/9/2045	4,035	3,198
	Apple Inc.	4.650%	2/23/2046	4,500	4,206
	Apple Inc.	3.850%	8/4/2046	36,510	30,219
	Apple Inc.	2.650%	5/11/2050	31,850	20,374
	Apple Inc.	2.650%	2/8/2051	22,665	14,391
	Apple Inc.	3.950%	8/8/2052	11,133	9,046
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	10,955	10,955
	Broadcom Inc.	4.750%	4/15/2029	1,870	1,908
	Broadcom Inc.	5.050%	7/12/2029	18,230	18,778
	Broadcom Inc.	4.350%	2/15/2030	16,530	16,614
	Broadcom Inc.	4.600%	7/15/2030	39,410	40,001
	Broadcom Inc.	4.150%	11/15/2030	4,670	4,648
	Broadcom Inc.	4.900%	7/15/2032	43,243	44,225
[4]	Broadcom Inc.	2.600%	2/15/2033	26,170	22,964
[4]	Broadcom Inc.	3.419%	4/15/2033	2,720	2,515
[4]	Broadcom Inc.	3.469%	4/15/2034	20,074	18,316
	Broadcom Inc.	4.800%	2/15/2036	31,455	31,361
[4]	Broadcom Inc.	3.500%	2/15/2041	3,825	3,147
	Cisco Systems Inc.	4.950%	2/26/2031	36,735	38,015
	Cisco Systems Inc.	5.050%	2/26/2034	19,250	19,906
	Cisco Systems Inc.	5.300%	2/26/2054	13,135	12,965
[4]	Constellation Software Inc.	5.461%	2/16/2034	6,763	6,910
[4]	Foundry JV Holdco LLC	5.900%	1/25/2030	9,460	9,973
[4]	Foundry JV Holdco LLC	6.250%	1/25/2035	7,256	7,771
[4]	Foundry JV Holdco LLC	6.200%	1/25/2037	21,147	22,616
[4]	Foundry JV Holdco LLC	6.400%	1/25/2038	40,394	43,779

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	2.000%	8/12/2031	1,260	1,102
	Intel Corp.	5.625%	2/10/2043	37,050	36,542
	Intel Corp.	4.100%	5/19/2046	17,674	13,911
	Intel Corp.	3.250%	11/15/2049	4,570	3,039
	Intel Corp.	3.200%	8/12/2061	16,360	9,787
	International Business Machines Corp.	3.500%	5/15/2029	85,623	83,900
	International Business Machines Corp.	4.150%	5/15/2039	37,985	34,086
	International Business Machines Corp.	5.700%	2/10/2055	43,333	43,906
	Intuit Inc.	5.200%	9/15/2033	42,045	43,944
	KLA Corp.	4.950%	7/15/2052	25,665	23,982
	Micron Technology Inc.	4.663%	2/15/2030	8,632	8,713
	Micron Technology Inc.	5.650%	11/1/2032	5,400	5,663
	Microsoft Corp.	3.450%	8/8/2036	25,692	23,467
	Microsoft Corp.	2.525%	6/1/2050	152,183	96,281
	Microsoft Corp.	2.921%	3/17/2052	42,978	29,191
	Microsoft Corp.	2.675%	6/1/2060	19,051	11,393
	Oracle Corp.	3.250%	11/15/2027	36,619	35,984
	QUALCOMM Inc.	2.150%	5/20/2030	44,450	40,818
	QUALCOMM Inc.	4.500%	5/20/2030	10,265	10,424
	QUALCOMM Inc.	5.000%	5/20/2035	19,310	19,703
	QUALCOMM Inc.	4.800%	5/20/2045	5,070	4,751
	QUALCOMM Inc.	4.500%	5/20/2052	12,005	10,412
	Synopsys Inc.	4.850%	4/1/2030	30,320	30,882
	Synopsys Inc.	5.000%	4/1/2032	33,115	33,832
	Synopsys Inc.	5.700%	4/1/2055	3,200	3,229
	Teledyne Technologies Inc.	2.250%	4/1/2028	18,390	17,564
					1,158,563
Utilities (6.7%)
	AEP Texas Inc.	4.150%	5/1/2049	4,750	3,709
	AEP Texas Inc.	3.450%	1/15/2050	14,090	9,794
	AEP Transmission Co. LLC	4.500%	6/15/2052	14,190	12,259
	AEP Transmission Co. LLC	5.400%	3/15/2053	1,870	1,854
	Alabama Power Co.	5.100%	4/2/2035	4,555	4,654
	Alabama Power Co.	5.200%	6/1/2041	3,365	3,334
	Alabama Power Co.	4.100%	1/15/2042	5,595	4,795
	Alabama Power Co.	3.750%	3/1/2045	20,255	16,202
	Alabama Power Co.	4.300%	7/15/2048	27,790	23,712
	Ameren Illinois Co.	3.800%	5/15/2028	22,365	22,277
	Ameren Illinois Co.	3.700%	12/1/2047	5,085	3,970
[1]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/2041	12,550	12,628
	American Water Capital Corp.	2.950%	9/1/2027	20,245	19,861
	American Water Capital Corp.	4.450%	6/1/2032	14,030	14,006
	American Water Capital Corp.	3.750%	9/1/2047	1,495	1,162
	American Water Capital Corp.	4.200%	9/1/2048	29,696	24,591
	American Water Capital Corp.	4.150%	6/1/2049	885	722
	American Water Capital Corp.	3.450%	5/1/2050	4,430	3,218
	Arizona Public Service Co.	6.350%	12/15/2032	5,740	6,276
	Arizona Public Service Co.	3.350%	5/15/2050	10,651	7,482
	Arizona Public Service Co.	5.900%	8/15/2055	11,275	11,563
	Atmos Energy Corp.	5.000%	12/15/2054	14,265	13,300
	Baltimore Gas & Electric Co.	2.400%	8/15/2026	20,945	20,673
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	9,820	6,396
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	25,332	27,563
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	865	933
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	10,725	10,417
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	32,020	26,191
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	240	207
[4]	Boston Gas Co.	3.150%	8/1/2027	8,010	7,866
[4]	Boston Gas Co.	3.001%	8/1/2029	5,700	5,444
[4]	Boston Gas Co.	3.757%	3/16/2032	13,050	12,284
[4]	Brooklyn Union Gas Co.	4.273%	3/15/2048	34,556	27,760
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	13,345	13,645
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/2049	6,685	5,607
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	24,500	25,132
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	9,123	9,083
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	28,787	29,726
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	2,250	2,323
	CenterPoint Energy Resources Corp.	6.625%	11/1/2037	4,406	4,912
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	13,465	12,585

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleco Securitization I LLC	4.646%	9/1/2044	26,300	25,358
	Commonwealth Edison Co.	2.950%	8/15/2027	23,275	22,858
	Commonwealth Edison Co.	4.350%	11/15/2045	11,990	10,321
	Commonwealth Edison Co.	3.650%	6/15/2046	4,680	3,623
	Commonwealth Edison Co.	3.750%	8/15/2047	5,000	3,893
	Commonwealth Edison Co.	4.000%	3/1/2048	9,180	7,435
	Commonwealth Edison Co.	3.850%	3/15/2052	3,365	2,583
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	9,500	10,151
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	45,000	49,742
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	4,000	3,528
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	30,855	27,162
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	2,752	2,206
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	32,238	21,948
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	14,115	12,147
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	29,432	24,567
	Consumers Energy Co.	4.200%	9/1/2052	16,077	13,277
	Dominion Energy Inc.	4.600%	5/15/2028	20,725	20,936
	Dominion Energy Inc.	4.900%	8/1/2041	18,362	17,002
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	4,832	5,391
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	1,446	1,502
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	23,085	24,887
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	9,627	9,776
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	6,830	6,182
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	25,065	22,829
	DTE Energy Co.	4.950%	7/1/2027	17,300	17,522
	DTE Energy Co.	5.200%	4/1/2030	16,810	17,324
	Duke Energy Carolinas LLC	6.000%	12/1/2028	7,190	7,577
	Duke Energy Carolinas LLC	4.950%	1/15/2033	4,851	4,992
	Duke Energy Carolinas LLC	6.100%	6/1/2037	17,410	18,763
	Duke Energy Carolinas LLC	6.050%	4/15/2038	4,000	4,336
	Duke Energy Carolinas LLC	4.250%	12/15/2041	6,375	5,630
	Duke Energy Carolinas LLC	4.000%	9/30/2042	5,205	4,416
	Duke Energy Carolinas LLC	3.700%	12/1/2047	17,220	13,223
	Duke Energy Carolinas LLC	5.350%	1/15/2053	36,625	35,882
	Duke Energy Carolinas NC Storm Funding II LLC	5.070%	1/1/2048	27,745	27,712
	Duke Energy Corp.	3.400%	6/15/2029	11,420	11,101
	Duke Energy Corp.	2.450%	6/1/2030	3,655	3,367
	Duke Energy Corp.	4.500%	8/15/2032	3,825	3,802
	Duke Energy Corp.	4.950%	9/15/2035	13,955	13,863
	Duke Energy Corp.	3.300%	6/15/2041	36,075	27,834
	Duke Energy Corp.	4.800%	12/15/2045	37,600	33,543
	Duke Energy Corp.	3.750%	9/1/2046	18,040	13,844
	Duke Energy Corp.	4.200%	6/15/2049	13,960	11,185
	Duke Energy Corp.	3.500%	6/15/2051	36,945	26,048
	Duke Energy Corp.	5.000%	8/15/2052	13,810	12,443
	Duke Energy Corp.	5.700%	9/15/2055	19,710	19,635
	Duke Energy Florida LLC	3.400%	10/1/2046	1,870	1,383
	Duke Energy Florida LLC	5.950%	11/15/2052	11,095	11,684
	Duke Energy Progress LLC	3.400%	4/1/2032	38,235	36,097
	Duke Energy Progress LLC	5.050%	3/15/2035	15,000	15,263
	Duke Energy Progress LLC	6.300%	4/1/2038	1,625	1,792
	Duke Energy Progress LLC	4.100%	3/15/2043	6,221	5,293
	Duke Energy Progress LLC	4.200%	8/15/2045	61,923	52,502
	Duke Energy Progress LLC	2.500%	8/15/2050	2,455	1,470
	Duke Energy Progress LLC	2.900%	8/15/2051	2,503	1,603
	Duke Energy Progress LLC	4.000%	4/1/2052	9,770	7,720
[1]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2039	34,240	29,183
	Duke Energy Progress NC Storm Funding LLC	4.890%	1/1/2048	28,300	28,261
[4]	East Ohio Gas Co.	2.000%	6/15/2030	13,440	12,095
[4]	East Ohio Gas Co.	3.000%	6/15/2050	19,575	12,656
	Emera US Finance LP	3.550%	6/15/2026	23,660	23,500
[4]	Enel Finance International NV	4.125%	9/30/2028	9,545	9,522
[4]	Enel Finance International NV	4.375%	9/30/2030	24,890	24,719
[4]	Enel Finance International NV	5.000%	9/30/2035	8,720	8,590
[4]	Enel Finance International NV	5.750%	9/30/2055	39,880	39,095
	Entergy Corp.	2.950%	9/1/2026	7,085	7,008
	Entergy Louisiana LLC	3.120%	9/1/2027	10,065	9,924
	Evergy Metro Inc.	2.250%	6/1/2030	8,520	7,803
	Evergy Metro Inc.	4.200%	3/15/2048	3,282	2,699
	Eversource Energy	3.300%	1/15/2028	12,390	12,123

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	5.450%	3/1/2028	24,455	25,117
	Eversource Energy	5.950%	2/1/2029	2,500	2,618
	Eversource Energy	4.250%	4/1/2029	2,181	2,175
	Eversource Energy	1.650%	8/15/2030	2,500	2,195
	Eversource Energy	3.375%	3/1/2032	14,435	13,356
	Exelon Corp.	3.350%	3/15/2032	32,015	29,910
	FirstEnergy Corp.	2.650%	3/1/2030	3,655	3,393
	FirstEnergy Corp.	2.250%	9/1/2030	11,799	10,607
	FirstEnergy Corp.	4.850%	7/15/2047	3,185	2,819
	FirstEnergy Corp.	3.400%	3/1/2050	1,870	1,303
[4]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/2026	915	918
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	1,915	1,957
[4]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	6,851	6,850
	Florida Power & Light Co.	6.200%	6/1/2036	12,452	13,511
	Florida Power & Light Co.	5.690%	3/1/2040	3,254	3,432
	Florida Power & Light Co.	5.250%	2/1/2041	29,745	29,855
	Florida Power & Light Co.	4.125%	2/1/2042	20,000	17,432
	Florida Power & Light Co.	3.700%	12/1/2047	18,970	14,792
	Fortis Inc.	3.055%	10/4/2026	44,365	43,862
	Georgia Power Co.	4.850%	3/15/2031	11,510	11,814
	Georgia Power Co.	4.700%	5/15/2032	30,600	31,000
	Georgia Power Co.	4.950%	5/17/2033	20,850	21,266
	Georgia Power Co.	5.250%	3/15/2034	12,965	13,370
	Georgia Power Co.	5.200%	3/15/2035	23,590	24,196
	Georgia Power Co.	4.750%	9/1/2040	34,725	33,147
	Georgia Power Co.	4.300%	3/15/2042	32,262	28,482
	Georgia Power Co.	3.700%	1/30/2050	9,335	7,117
	Georgia Power Co.	5.125%	5/15/2052	31,780	30,324
	Indiana Michigan Power Co.	4.250%	8/15/2048	14,590	11,870
	Jersey Central Power & Light Co.	5.100%	1/15/2035	17,080	17,318
[1]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	17,611	16,951
[4]	KeySpan Gas East Corp.	2.742%	8/15/2026	37,580	37,095
[4]	KeySpan Gas East Corp.	5.819%	4/1/2041	5,060	5,017
[4]	Massachusetts Electric Co.	1.729%	11/24/2030	990	862
	MidAmerican Energy Co.	5.750%	11/1/2035	9,925	10,611
	MidAmerican Energy Co.	4.400%	10/15/2044	1,110	974
	MidAmerican Energy Co.	4.250%	5/1/2046	14,675	12,508
	MidAmerican Energy Co.	4.250%	7/15/2049	1,100	920
	MidAmerican Energy Co.	3.150%	4/15/2050	37,370	25,743
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	3,400	3,396
	Mississippi Power Co.	4.250%	3/15/2042	5,919	5,155
[4]	Monongahela Power Co.	5.400%	12/15/2043	4,320	4,275
	Nevada Power Co.	3.125%	8/1/2050	15,175	10,028
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/2028	37,780	37,775
[4]	Niagara Mohawk Power Corp.	4.647%	10/3/2030	2,500	2,513
	NiSource Inc.	5.250%	3/30/2028	19,598	20,102
	NiSource Inc.	5.250%	2/15/2043	13,546	13,147
	NiSource Inc.	4.800%	2/15/2044	9,995	9,092
	NiSource Inc.	5.000%	6/15/2052	22,475	20,281
	NiSource Inc.	5.850%	4/1/2055	7,275	7,390
	Northern States Power Co.	2.250%	4/1/2031	4,915	4,455
[1,4,6]	Oglethorpe Power Corp.	6.191%	1/1/2031	26,640	27,975
	Oglethorpe Power Corp.	5.950%	11/1/2039	5,145	5,401
	Oglethorpe Power Corp.	4.550%	6/1/2044	1,835	1,566
	Oglethorpe Power Corp.	4.250%	4/1/2046	20,029	15,921
	Oglethorpe Power Corp.	5.800%	6/1/2054	4,625	4,608
[4]	Ohio Edison Co.	4.950%	12/15/2029	5,915	6,047
	Oklahoma Gas & Electric Co.	6.500%	4/15/2028	10,000	10,426
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	7,625	7,452
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	27,670	27,650
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	11,325	11,335
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	3,275	2,975
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	23,765	14,547
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	26,785	22,873
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	13,940	12,712
	Pacific Gas & Electric Co.	6.950%	3/15/2034	17,510	19,412
	Pacific Gas & Electric Co.	5.800%	5/15/2034	3,965	4,110
	Pacific Gas & Electric Co.	4.750%	2/15/2044	7,611	6,515
	Pacific Gas & Electric Co.	4.950%	7/1/2050	5,238	4,513
	Pacific Gas & Electric Co.	6.750%	1/15/2053	6,440	6,938

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PECO Energy Co.	4.600%	5/15/2052	16,875	14,929
[1]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2038	3,573	2,936
[1]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2048	16,435	11,880
[1]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2049	10,355	9,249
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2049	26,060	25,263
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2054	23,790	22,468
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	10,000	9,079
	Potomac Electric Power Co.	6.500%	11/15/2037	8,000	9,010
	Public Service Co. of New Hampshire	5.350%	10/1/2033	1,870	1,957
	Public Service Co. of Oklahoma	5.450%	1/15/2036	28,970	29,597
	Public Service Electric & Gas Co.	3.100%	3/15/2032	13,910	12,853
	Public Service Electric & Gas Co.	5.050%	3/1/2035	19,940	20,364
	Public Service Electric & Gas Co.	5.500%	3/1/2055	13,425	13,497
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	15,080	15,559
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	9,680	10,020
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	2,200	2,271
	Puget Sound Energy Inc.	4.434%	11/15/2041	19,880	17,200
	San Diego Gas & Electric Co.	1.700%	10/1/2030	4,915	4,339
	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,620	4,313
	San Diego Gas & Electric Co.	4.150%	5/15/2048	1,505	1,220
	San Diego Gas & Electric Co.	3.700%	3/15/2052	43,105	31,780
	San Diego Gas & Electric Co.	5.350%	4/1/2053	22,655	21,781
[1]	SCE Recovery Funding LLC	0.861%	11/15/2033	6,875	6,094
	SCE Recovery Funding LLC	1.942%	5/15/2040	3,915	3,046
	SCE Recovery Funding LLC	2.510%	11/15/2043	3,545	2,436
	Sempra	3.700%	4/1/2029	5,190	5,091
	Sempra	3.800%	2/1/2038	20,000	17,117
	Sempra	6.000%	10/15/2039	21,184	22,056
	Southern California Edison Co.	5.150%	6/1/2029	28,620	29,114
	Southern California Edison Co.	5.450%	6/1/2031	9,980	10,271
	Southern California Edison Co.	5.450%	3/1/2035	21,605	21,853
	Southern California Edison Co.	5.750%	4/1/2035	5,000	5,150
	Southern California Edison Co.	5.350%	7/15/2035	3,395	3,398
	Southern California Edison Co.	6.050%	3/15/2039	3,995	4,116
	Southern California Edison Co.	4.500%	9/1/2040	5,150	4,554
	Southern California Edison Co.	4.050%	3/15/2042	17,788	14,311
	Southern California Edison Co.	3.900%	3/15/2043	8,782	6,866
	Southern California Edison Co.	4.650%	10/1/2043	7,504	6,408
	Southern California Edison Co.	3.600%	2/1/2045	8,160	5,944
	Southern California Edison Co.	4.000%	4/1/2047	3,675	2,774
	Southern California Edison Co.	4.875%	3/1/2049	3,085	2,622
	Southern California Edison Co.	3.650%	2/1/2050	25,325	17,723
	Southern California Edison Co.	5.700%	3/1/2053	2,706	2,544
	Southern California Edison Co.	5.875%	12/1/2053	7,747	7,487
	Southern California Edison Co.	6.200%	9/15/2055	20,655	20,894
	Southern California Gas Co.	6.350%	11/15/2052	14,830	16,214
	Southern Co.	4.400%	7/1/2046	25,160	21,426
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	4,235	4,487
	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	4,740	4,753
	Southwest Gas Corp.	2.200%	6/15/2030	9,465	8,599
	Southwestern Electric Power Co.	2.750%	10/1/2026	15,000	14,792
	Southwestern Electric Power Co.	6.200%	3/15/2040	9,800	10,368
	Southwestern Public Service Co.	3.700%	8/15/2047	3,790	2,860
	Tampa Electric Co.	4.900%	3/1/2029	7,195	7,359
[4]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/2044	39,050	38,619
[4]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/2048	18,750	17,855
[4]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/2052	17,590	16,865
[4]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	5,830	5,979
	Tucson Electric Power Co.	5.500%	4/15/2053	6,980	6,774
	Tucson Electric Power Co.	5.900%	4/15/2055	5,310	5,426
	Union Electric Co.	4.000%	4/1/2048	14,942	11,974
	Union Electric Co.	3.900%	4/1/2052	13,335	10,434
	Virginia Electric & Power Co.	3.500%	3/15/2027	40,765	40,454
	Virginia Electric & Power Co.	5.150%	3/15/2035	8,530	8,680
	Virginia Electric & Power Co.	4.900%	9/15/2035	12,905	12,837
	Virginia Electric & Power Co.	6.000%	5/15/2037	9,435	10,131
	Virginia Electric & Power Co.	5.650%	3/15/2055	8,375	8,417
	Virginia Electric & Power Co.	5.600%	9/15/2055	28,470	28,384

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Electric Power Co.	5.700%	12/1/2036	13,825	14,903
					3,274,743
Total Corporate Bonds (Cost $22,627,567)					21,541,779
Sovereign Bonds (0.6%)
[4]	Government of Bermuda	2.375%	8/20/2030	18,405	16,725
[4]	Government of Bermuda	3.375%	8/20/2050	7,115	5,007
[4]	Kingdom of Saudi Arabia	5.375%	1/13/2031	20,450	21,459
[4]	Kingdom of Saudi Arabia	5.000%	1/18/2053	8,699	7,858
[4]	Kingdom of Saudi Arabia	5.750%	1/16/2054	6,609	6,636
[4]	OMERS Finance Trust	4.000%	4/20/2028	17,930	18,000
	Republic of Chile	2.550%	7/27/2033	37,110	31,907
	Republic of Chile	3.500%	1/31/2034	19,975	18,301
	Republic of Chile	3.500%	4/15/2053	22,895	16,442
	State of Israel	5.375%	3/12/2029	31,735	32,576
	State of Israel	5.500%	3/12/2034	18,085	18,555
	State of Israel	5.750%	3/12/2054	57,000	53,951
	United Mexican States	6.338%	5/4/2053	8,080	7,873
	United Mexican States	6.400%	5/7/2054	15,851	15,511
Total Sovereign Bonds (Cost $286,460)					270,801
Taxable Municipal Bonds (3.1%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/2037	1,500	1,234
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	4,670	4,935
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/2050	24,800	28,492
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/2043	10,070	8,625
	California GO	7.500%	4/1/2034	5,845	6,858
	California GO	7.300%	10/1/2039	38,580	45,136
	California GO	5.875%	10/1/2041	26,725	27,867
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/2037	6,305	5,953
	California State University College & University Revenue	2.719%	11/1/2052	7,175	4,833
	California State University College & University Revenue	2.939%	11/1/2052	15,330	10,377
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	56,557	63,190
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	28,903	32,293
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/2040	2,290	2,412
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/2031	3,999	4,003
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/2040	7,770	6,352
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/2046	10,280	7,499
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/2051	4,680	3,894
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/2051	18,505	16,255
	Duke University College & University Revenue	5.850%	4/1/2037	62,165	68,281
[6]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/2053	11,260	8,677
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	68,501	75,071
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/2034	2,375	2,107
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/2042	4,595	3,596
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/2046	7,010	6,268
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	50,000	35,231
	Houston TX GO	6.290%	3/1/2032	10,225	10,891
	Illinois GO	5.100%	6/1/2033	247,297	251,572
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/2034	16,525	17,694
	JobsOhio Beverage System Economic Development Revenue	4.433%	1/1/2033	10,225	10,274
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/2038	5,335	4,459
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/2045	38,405	38,014
[7]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/2051	15,160	10,780
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	18,170	18,770
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/2043	11,000	11,595
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	10,555	10,225
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/2039	15,000	15,713
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	2,135	2,551
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/2026	985	995
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/2040	17,705	19,645
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	2,955	2,727
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/2034	11,385	10,380
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/2043	9,215	7,551
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	28,975	34,992
	New York NY GO	4.610%	9/1/2037	25,165	24,744
	New York NY GO	5.094%	10/1/2049	16,240	15,523
	New York NY GO	5.114%	10/1/2054	7,665	7,324

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.935%	2/1/2055	4,085	4,379
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	15,100	16,820
[8]	Oregon School Boards Association GO	4.759%	6/30/2028	6,178	6,233
[7]	Oregon State University College & University Revenue	3.424%	3/1/2060	31,000	21,989
[9]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/2028	64,830	68,843
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/2040	35	37
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/2053	34,450	33,138
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/2060	16,940	11,099
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	53,000	45,234
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/2065	10,910	9,940
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/2032	17,270	17,085
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	10,665	11,499
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	15,790	17,031
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	14,850	9,824
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	45,480	39,307
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/2060	27,700	17,778
	Riverside CA General Fund Revenue	3.857%	6/1/2045	12,905	11,279
	Riverside County CA Appropriations Revenue	3.818%	2/15/2038	9,875	9,337
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/2042	20,635	17,118
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	33,175	31,942
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/2030	7,275	7,424
	Texas Natural Gas Securitization Finance Corp.	5.102%	4/1/2035	12,181	12,550
	Texas Natural Gas Securitization Finance Corp.	5.169%	4/1/2041	10,206	10,397
	University of California College & University Revenue	1.316%	5/15/2027	7,795	7,509
	University of California College & University Revenue	3.931%	5/15/2045	18,275	16,779
	University of Michigan College & University Revenue	2.562%	4/1/2050	17,168	10,900
	University of Michigan College & University Revenue	3.504%	4/1/2052	14,470	10,903
	University of Minnesota College & University Revenue	4.048%	4/1/2052	26,315	21,511
	Wisconsin Appropriations Revenue	3.954%	5/1/2036	20,825	19,682
Total Taxable Municipal Bonds (Cost $1,646,660)					1,523,425
				Shares
Common Stocks (37.5%)
Communication Services (0.5%)
	T-Mobile US Inc.			1,038,372	248,566
Consumer Discretionary (1.8%)
	Industria de Diseno Textil SA			4,564,691	252,628
	Darden Restaurants Inc.			1,201,040	228,630
	Tractor Supply Co.			3,461,624	196,862
	Dick's Sporting Goods Inc.			837,624	186,137
					864,257
Consumer Staples (3.1%)
	Unilever plc ADR			5,518,583	327,142
	Archer-Daniels-Midland Co.			5,043,426	301,294
	Philip Morris International Inc.			1,672,997	271,360
	Keurig Dr Pepper Inc.			7,663,597	195,498
	Pernod Ricard SA			1,730,982	170,416
	Constellation Brands Inc. Class A			1,055,105	142,091
	Kenvue Inc.			7,997,891	129,806
					1,537,607
Energy (3.5%)
	ConocoPhillips			4,819,808	455,906
	EQT Corp.			6,720,717	365,808
	Coterra Energy Inc.			10,979,275	259,660
	Targa Resources Corp.			1,418,206	237,606
	Williams Cos. Inc.			3,577,679	226,646
	Marathon Petroleum Corp.			968,849	186,736
					1,732,362

Wellesley Income Fund
	Shares	Market Value• ($000)
Financials (8.2%)
Bank of America Corp.	12,586,771	649,352
JPMorgan Chase & Co.	1,742,074	549,502
American International Group Inc.	4,313,897	338,814
Morgan Stanley	2,060,797	327,584
M&T Bank Corp.	1,458,678	288,264
Regions Financial Corp.	9,923,061	261,671
Marsh & McLennan Cos. Inc.	1,160,733	233,923
CME Group Inc.	705,702	190,674
MetLife Inc.	2,270,158	186,993
Raymond James Financial Inc.	1,047,011	180,714
PNC Financial Services Group Inc.	881,025	177,024
Equitable Holdings Inc.	3,426,316	173,988
Nasdaq Inc.	1,851,605	163,775
Ares Management Corp. Class A	785,091	125,528
TPG Inc.	2,004,650	115,167
Progressive Corp.	236,753	58,466
		4,021,439
Health Care (6.1%)
Johnson & Johnson	2,899,782	537,677
Merck & Co. Inc.	5,856,234	491,514
UnitedHealth Group Inc.	1,373,793	474,371
Gilead Sciences Inc.	2,612,475	289,985
Pfizer Inc.	9,704,034	247,259
Elevance Health Inc.	752,769	243,235
AstraZeneca plc ADR	2,602,613	199,672
Roche Holding AG	540,605	180,012
Becton Dickinson & Co.	957,014	179,124
CVS Health Corp.	1,254,207	94,555
Cardinal Health Inc.	333,900	52,409
		2,989,813
Industrials (4.1%)
PACCAR Inc.	3,033,993	298,302
L3Harris Technologies Inc.	974,520	297,628
Honeywell International Inc.	1,293,971	272,381
Emerson Electric Co.	2,019,647	264,937
Ferguson Enterprises Inc.	846,607	190,131
Northrop Grumman Corp.	309,387	188,516
IDEX Corp.	1,133,388	184,470
Johnson Controls International plc	1,651,492	181,582
Automatic Data Processing Inc.	509,344	149,492
		2,027,439
Information Technology (4.2%)
Broadcom Inc.	2,454,192	809,662
Cisco Systems Inc.	5,215,602	356,851
NXP Semiconductors NV	1,168,523	266,108
TE Connectivity plc	1,118,001	245,435
NetApp Inc.	1,674,258	198,333
Accenture plc Class A	684,087	168,696
		2,045,085
Materials (1.5%)
Freeport-McMoRan Inc.	6,522,136	255,798
PPG Industries Inc.	2,325,369	244,420
Avery Dennison Corp.	1,394,050	226,073
Barrick Mining Corp.	108,887	3,568
		729,859
Real Estate (1.3%)
Crown Castle Inc.	2,881,298	278,017
Weyerhaeuser Co.	7,345,944	182,106
Gaming & Leisure Properties Inc.	3,727,657	173,746
		633,869
Utilities (3.2%)
Sempra	3,709,170	333,751
Dominion Energy Inc.	5,104,144	312,220
American Electric Power Co. Inc.	2,561,004	288,113
PPL Corp.	7,617,053	283,050
WEC Energy Group Inc.	1,608,683	184,339

Wellesley Income Fund
				Shares	Market Value• ($000)
	Atmos Energy Corp.			881,283	150,479
					1,551,952
Total Common Stocks (Cost $13,818,844)					18,382,248
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.0%)
[10]	Vanguard Market Liquidity Fund	4.180%		64	6
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.8%)
	Bank of America Securities, LLC (Dated 9/30/2025, Repurchase Value $35,004, collateralized by U.S. Treasury Obligations 2.000%–7.000%, 12/1/2027–8/1/2055, with a value of $35,700)	4.220%	10/1/2025	35,000	35,000
	Bank of America Securities, LLC (Dated 9/30/2025, Repurchase Value $35,004, collateralized by U.S. Government Agency Obligations 2.500%–7.000%, 4/20/2031–8/15/2060, with a value of $35,700)	4.210%	10/1/2025	35,000	35,000
	Bank of America Securities, LLC (Dated 9/30/2025, Repurchase Value $35,004, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 11/30/2025–8/15/2052, with a value of $35,700)	4.210%	10/1/2025	35,000	35,000
	Deutsche Bank Securities, Inc. (Dated 9/30/2025, Repurchase Value $20,002, collateralized by U.S. Treasury Obligations 0.000%, 10/9/2025, with a value of $20,400)	4.210%	10/1/2025	20,000	20,000
	HSBC Bank USA (Dated 9/30/2025, Repurchase Value $200, collateralized by U.S. Government Agency Obligations 4.000%–6.000%, 5/1/2034–10/1/2054, with a value of $204)	4.220%	10/1/2025	200	200
	HSBC Bank USA (Dated 9/30/2025, Repurchase Value $47,806, collateralized by U.S. Treasury Obligations 4.125%, 3/31/2031, with a value of $48,756)	4.210%	10/1/2025	47,800	47,800
	JP Morgan Securities, LLC (Dated 9/30/2025, Repurchase Value $35,004, collateralized by U.S. Treasury Obligations 1.500%–3.125%, 8/31/2029–2/15/2030, with a value of $35,700)	4.200%	10/1/2025	35,000	35,000
	JP Morgan Securities, LLC (Dated 9/30/2025, Repurchase Value $45,005, collateralized by U.S. Treasury Obligations 3.875%, 12/31/2029, with a value of $45,900)	4.200%	10/1/2025	45,000	45,000
	Natixis SA (Dated 9/30/2025, Repurchase Value $200, collateralized by U.S. Government Agency Obligations 2.150%, 7/13/2040, with a value of $205)	4.200%	10/1/2025	200	200
	NatWest Markets plc (Dated 9/30/2025, Repurchase Value $25,003, collateralized by U.S. Treasury Obligations 3.500%, 9/30/2027, with a value of $25,500)	4.200%	10/1/2025	25,000	25,000
	Nomura International plc (Dated 9/30/2025, Repurchase Value $16,402, collateralized by U.S. Treasury and Government Agency Obligations 0.000%–4.375%, 1/31/2028–5/15/2053, with a value of $16,728)	4.200%	10/1/2025	16,400	16,400
	Nomura International plc (Dated 9/30/2025, Repurchase Value $50,006, collateralized by U.S. Treasury Obligations 2.375%–4.250%, 10/31/2027–5/15/2045, with a value of $51,000)	4.200%	10/1/2025	50,000	50,000
	RBC Capital Markets LLC (Dated 9/30/2025, Repurchase Value $48,606, collateralized by U.S. Treasury Obligations 1.250%–3.875%, 10/15/2027–11/15/2051, with a value of $49,572)	4.210%	10/1/2025	48,600	48,600

Wellesley Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Societe Generale (Dated 9/30/2025, Repurchase Value $100, collateralized by U.S. Treasury Obligations 3.375%, 8/15/2042, with a value of $102)	4.200%	10/1/2025	100	100
				393,300
Total Temporary Cash Investments (Cost $393,302)				393,306
Total Investments (99.4%) (Cost $45,400,901)				48,720,180
Other Assets and Liabilities—Net (0.6%)				303,362
Net Assets (100%)				49,023,542
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security value determined using significant unobservable inputs.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $7,051,916, representing 14.4% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2025	727	79,385	(8)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	5/11/2026	CITNA	5	(4.176)	—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $45,400,899)	48,720,174
Affiliated Issuers (Cost $2)	6
Total Investments in Securities	48,720,180
Investment in Vanguard	1,226
Cash	59
Foreign Currency, at Value (Cost $1,346)	1,347
Receivables for Investment Securities Sold	500,339
Receivables for Accrued Income	351,976
Receivables for Capital Shares Issued	9,498
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	49,584,625
Liabilities
Payables for Investment Securities Purchased	520,962
Payables to Investment Advisor	5,779
Payables for Capital Shares Redeemed	31,809
Payables to Vanguard	2,525
Variation Margin Payable—Futures Contracts	8
Total Liabilities	561,083
Net Assets	49,023,542
At September 30, 2025, net assets consisted of:

Paid-in Capital	43,959,674
Total Distributable Earnings (Loss)	5,063,868
Net Assets	49,023,542

Investor Shares—Net Assets
Applicable to 307,140,756 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,068,908
Net Asset Value Per Share—Investor Shares	$26.27

Admiral™ Shares—Net Assets
Applicable to 643,609,952 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,954,634
Net Asset Value Per Share—Admiral Shares	$63.63

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Dividends[1]	501,243
Interest	1,354,401
Securities Lending—Net	16
Total Income	1,855,660
Expenses
Investment Advisory Fees—Note B
Basic Fee	26,592
Performance Adjustment	(1,622)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	13,430
Management and Administrative—Admiral Shares	38,476
Marketing and Distribution—Investor Shares	298
Marketing and Distribution—Admiral Shares	1,417
Custodian Fees	265
Auditing Fees	26
Shareholders’ Reports and Proxy Fees—Investor Shares	424
Shareholders’ Reports and Proxy Fees—Admiral Shares	623
Trustees’ Fees and Expenses	29
Other Expenses	296
Total Expenses	80,254
Expenses Paid Indirectly	(97)
Net Expenses	80,157
Net Investment Income	1,775,503
Realized Net Gain (Loss)
Investment Securities Sold[2]	2,055,101
Futures Contracts	(803)
Swap Contracts	—
Foreign Currencies	(684)
Realized Net Gain (Loss)	2,053,614
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(968,610)
Futures Contracts	(81)
Swap Contracts	—
Foreign Currencies	498
Change in Unrealized Appreciation (Depreciation)	(968,193)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,860,924
1	Dividends are net of foreign withholding taxes of $2,985.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were less than $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,775,503	1,869,938
Realized Net Gain (Loss)	2,053,614	1,309,223
Change in Unrealized Appreciation (Depreciation)	(968,193)	4,994,012
Net Increase (Decrease) in Net Assets Resulting from Operations	2,860,924	8,173,173
Distributions
Investor Shares	(533,593)	(457,023)
Admiral Shares	(2,609,194)	(2,136,319)
Total Distributions	(3,142,787)	(2,593,342)
Capital Share Transactions
Investor Shares	(873,185)	(1,112,470)
Admiral Shares	(1,748,010)	(4,088,024)
Net Increase (Decrease) from Capital Share Transactions	(2,621,195)	(5,200,494)
Total Increase (Decrease)	(2,903,058)	379,337
Net Assets
Beginning of Period	51,926,600	51,547,263
End of Period	49,023,542	51,926,600

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.40	$23.66	$24.16	$29.31	$27.46
Investment Operations
Net Investment Income[1]	.908	.900	.817	.750	.724
Net Realized and Unrealized Gain (Loss) on Investments	.592	3.101	.610	(4.120)	2.306
Total from Investment Operations	1.500	4.001	1.427	(3.370)	3.030
Distributions
Dividends from Net Investment Income	(.921)	(.931)	(.826)	(.752)	(.714)
Distributions from Realized Capital Gains	(.709)	(.330)	(1.101)	(1.028)	(.466)
Total Distributions	(1.630)	(1.261)	(1.927)	(1.780)	(1.180)
Net Asset Value, End of Period	$26.27	$26.40	$23.66	$24.16	$29.31
Total Return[2]	6.11%	17.29%	5.79%	-12.18%	11.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,069	$9,009	$9,135	$10,138	$12,629
Ratio of Total Expenses to Average Net Assets[3]	0.22%[4]	0.23%[5]	0.23%[5]	0.23%[5]	0.23%
Ratio of Net Investment Income to Average Net Assets	3.55%	3.61%	3.30%	2.72%	2.51%
Portfolio Turnover Rate[6]	63%	59%	53%	58%	39%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.00%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.22%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.23%.
6	Includes 1%, 1%, 5%, 10%, and 4%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$63.95	$57.31	$58.52	$70.99	$66.51
Investment Operations
Net Investment Income[1]	2.245	2.222	2.022	1.865	1.801
Net Realized and Unrealized Gain (Loss) on Investments	1.425	7.515	1.480	(9.975)	5.585
Total from Investment Operations	3.670	9.737	3.502	(8.110)	7.386
Distributions
Dividends from Net Investment Income	(2.274)	(2.299)	(2.044)	(1.869)	(1.777)
Distributions from Realized Capital Gains	(1.716)	(.798)	(2.668)	(2.491)	(1.129)
Total Distributions	(3.990)	(3.097)	(4.712)	(4.360)	(2.906)
Net Asset Value, End of Period	$63.63	$63.95	$57.31	$58.52	$70.99
Total Return[2]	6.17%	17.37%	5.87%	-12.11%	11.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,955	$42,918	$42,412	$45,342	$54,153
Ratio of Total Expenses to Average Net Assets[3]	0.15%[4]	0.16%[5]	0.16%[5]	0.16%[5]	0.16%
Ratio of Net Investment Income to Average Net Assets	3.62%	3.68%	3.38%	2.79%	2.57%
Portfolio Turnover Rate[6]	63%	59%	53%	58%	39%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.00%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.15%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.16%.
6	Includes 1%, 1%, 5%, 10%, and 4%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Notes to Financial Statements
Vanguard Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the

Wellesley Income Fund
prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended September 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed

Wellesley Income Fund
amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to a combined index comprising the Bloomberg U.S. Credit A or Better Bond Index and the FTSE High Dividend Yield Index for the preceding three years. For the year ended September 30, 2025, the investment advisory fee represented an effective annual basic rate of 0.05% of the fund’s average net assets, before a net decrease of $1,622,000 (less than 0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $1,226,000, representing less than 0.01% of the fund’s net assets and 0.49% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended September 30, 2025, these arrangements reduced the fund’s expenses by $97,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Wellesley Income Fund
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,696,344	109,794	5,806,138
Asset-Backed/Commercial Mortgage-Backed Securities	—	802,483	—	802,483
Corporate Bonds	—	21,541,779	—	21,541,779
Sovereign Bonds	—	270,801	—	270,801
Taxable Municipal Bonds	—	1,523,425	—	1,523,425
Common Stocks	17,779,192	603,056	—	18,382,248
Temporary Cash Investments	6	393,300	—	393,306
Total	17,779,198	30,831,188	109,794	48,720,180
Derivative Financial Instruments
Assets
Swap Contracts	—	—	—	—
Liabilities
Futures Contracts[1]	(8)	—	—	(8)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At September 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	—
Total Assets	—	—	—
Total Liabilities	—	—	(8)
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Futures Contracts	—	(803)	(803)
Swap Contracts	—	—	—
Realized Net Gain (Loss) on Derivatives	—	(803)	(803)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	—	(81)	(81)
Swap Contracts	—	—	—
Change in Unrealized Appreciation (Depreciation) on Derivatives	—	(81)	(81)
G.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	135,960
Total Distributable Earnings (Loss)	(135,960)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized

Wellesley Income Fund
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	361,150
Undistributed Long-Term Gains	1,450,342
Net Unrealized Gains (Losses)	3,253,776
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(1,400)
Total	5,063,868
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	2,028,200	1,906,841
Long-Term Capital Gains	1,114,587	686,501
Total	3,142,787	2,593,342
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	45,467,349
Gross Unrealized Appreciation	5,666,685
Gross Unrealized Depreciation	(2,413,854)
Net Unrealized Appreciation (Depreciation)	3,252,831
H.	During the year ended September 30, 2025, the fund purchased $17,008,930,000 of investment securities and sold $20,312,119,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $13,561,276,000 and $14,305,312,000, respectively.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2025, such purchases were $144,031,000 and sales were $9,858,000, resulting in net realized gain of $8,399,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
I.	Capital share transactions for each class of shares were:

	Year Ended September 30,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	592,263	23,118	755,482	30,667
Issued in Lieu of Cash Distributions	495,327	19,790	423,942	16,910
Redeemed	(1,960,775)	(77,012)	(2,291,894)	(92,445)
Net Increase (Decrease)—Investor Shares	(873,185)	(34,104)	(1,112,470)	(44,868)
Admiral Shares
Issued	2,747,862	44,449	2,709,980	44,913
Issued in Lieu of Cash Distributions	2,293,340	37,812	1,874,919	30,864
Redeemed	(6,789,212)	(109,801)	(8,672,923)	(144,716)
Net Increase (Decrease)—Admiral Shares	(1,748,010)	(27,540)	(4,088,024)	(68,939)
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Wellesley Income Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Vanguard Wellesley Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Wellesley Income Fund (the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 19.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $548,115,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $231,170,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $1,222,834,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 72.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $21,735,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Q270 112025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Wellesley Income Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. The fund seeks long-term growth of income, a high and sustainable level of current income, and moderate long-term capital appreciation by investing in high-quality bonds and stocks. For the fixed income portion of the fund, Wellington Management uses fundamental research to invest in investment-grade debt. For the equity portion, the advisor seeks to invest in large-capitalization companies with an attractive dividend yield relative to the market, below-average valuations, and stable or improving businesses. Wellington Management has advised the fund since its inception in 1970.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 21, 2025

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 21, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.